Schedule of Investments (unaudited) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIG CLO LLC(a)(b)
Series 2020-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/34	USD	1,000	$979,891
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.24%, 04/15/34		1,000	963,319
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. EURIBOR + 6.45%), 6.45%, 04/15/34(a)(c)	EUR	100	106,160
Aqueduct European CLO 2-2017 DAC, Series 2017-2X, Class E, (3 mo. EURIBOR + 4.40%), 4.40%, 10/15/30(a)(c)		289	302,272
ARBOUR CLO VIII DAC, 6.11%, 10/15/34		100	101,954
Ares LIII CLO Ltd., Series 2019-53A, Class D, (3 mo. LIBOR US + 3.75%), 4.01%, 04/24/31(a)(b)	USD	500	497,779
Aurium CLO II DAC, Series 2X, Class ERR, (3 mo. EURIBOR + 6.08%), 6.08%, 06/22/34(a)(c)	EUR	100	101,639
Bain Capital Credit CLO Ltd., (Update Replacements.xls: TSFR3M + 3.20%), 4.10%, 04/18/35(a)(b)(d)	USD	1,000	1,000,000
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3 mo. LIBOR US + 2.05%), 2.31%, 01/25/35(a)(b)		1,000	981,482
BBAM European CLO I DAC, Series 1X, Class ER, (3 mo. EURIBOR + 5.91%), 5.91%, 07/22/34(a)(c)	EUR	100	102,910
BBAM European CLO II DAC, Series 2X, Class E, (3 mo. EURIBOR + 6.11%), 6.11%, 10/15/34(a)(c)		100	103,683
Boyce Park Clo Ltd., Series 2022-1A, Class D, (Update Replacements.xls: TSFR3M + 3.10%), 3.65%, 04/21/35(a)(b)	USD	1,000	961,554
Bridgepoint CLO 3 DAC, Series 3X, Class E, (3 mo. EURIBOR + 6.24%), 6.24%, 01/15/36(a)(c)	EUR	100	104,367
Cabinteely Park CLO DAC, Series 1X, Class E, (3 mo. EURIBOR + 6.26%), 6.26%, 08/15/34(a)(c)		100	100,761
Cairn CLO XIV DAC, Series 2021-14X, Class E, (3 mo. EURIBOR + 6.11%), 6.11%, 10/29/34(a)(c)		100	103,377
Capital Four CLO III DAC, Series 3X, Class E, (3 mo. EURIBOR + 6.06%), 6.06%, 10/15/34(a)(c)		100	101,892
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32(a)(b)	USD	1,000	991,674
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.25%), 3.50%, 07/20/34(a)(b)		1,000	992,502
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 01/25/34(a)(c)	EUR	100	100,214
Cook Park CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 1.99%, 04/17/30(a)(b)	USD	250	244,241
CVC Cordatus Loan Fund XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(c)	EUR	100	100,311
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class E, (3 mo. EURIBOR + 6.16%), 6.16%, 12/15/34(a)(c)		100	100,751
Dryden 86 CLO Ltd., Series 2020-86A, Class DR, (3 mo. LIBOR US + 3.20%), 3.44%, 07/17/34(a)(b)	USD	1,000	966,110
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 4.65%, 10/20/33(a)(b)		1,000	997,963
Elmwood CLO IV Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 3.15%), 3.39%, 04/15/33(a)(b)		1,000	993,369
Elmwood CLO V Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.10%), 3.35%, 10/20/34(a)(b)		1,000	988,304

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fair Oaks Loan Funding III DAC, Series 3X, Class ER, (3 mo. EURIBOR + 6.11%), 6.11%, 10/15/34(a)(c)	EUR	100	$103,391
Fidelity Grand Harbour CLO DAC, Series 2021-1X, Class E, (3 mo. EURIBOR + 6.22%), 6.22%, 10/15/34(a)(c)		100	100,134
Flatiron CLO 21 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 2.90%), 3.15%, 07/19/34(a)(b)	USD	1,000	978,150
Greywolf CLO II Ltd., Series 2013-1A, Class B1RR, (3 mo. LIBOR US + 2.30%), 2.54%, 04/15/34(a)(b)		1,000	977,742
Greywolf CLO IV Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.65%), 3.89%, 04/17/34(a)(b)		500	496,476
Greywolf CLO V Ltd.(a)(b)
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.00%), 2.26%, 01/27/31		500	492,136
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.00%), 3.26%, 01/27/31		500	487,561
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class C, (3 mo. LIBOR US + 2.15%), 2.40%, 04/20/34(a)(b)		750	742,670
Invesco CLO Ltd., (Update Replacements.xls: TSFR3M + 3.05%), 3.33%, 04/20/35(a)(b)		1,000	955,561
KKR CLO 41 Ltd., (Update Replacements.xls: TSFR3M + 3.25%), 3.94%, 04/15/35(a)(b)(d)		1,000	1,000,000
North Westerly VII ESG CLO DAC, Series VII-X, Class E, (3 mo. EURIBOR + 5.66%), 5.66%, 05/15/34(a)(c)	EUR	100	103,136
Northwoods Capital 21 Euro DAC, Series 2020-21X, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 07/22/34(a)(c)		100	101,495
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. EURIBOR + 6.21%), 6.21%, 03/15/34(a)(c)		100	102,594
OCP Euro CLO DAC(a)(c) (3 mo. EURIBOR + 6.47%), 6.47%, 04/20/35		300	305,287
Series 2019-3X, Class ER, (3 mo. EURIBOR + 6.02%), 6.02%, 04/20/33		100	102,271
OHA Credit Funding 2 Ltd., 3.56%, 04/21/34(b)	USD	1,000	983,026
OHA Loan Funding Ltd.(a)(b) (3 mo. LIBOR US + 3.20%), 3.41%, 01/19/37		1,000	984,240
Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.31%, 07/23/31		750	733,416
Palmer Square CLO Ltd., Series 2022-1A, Class D, (Update Replacements.xls: TSFR3M + 3.05%), 3.52%, 04/20/35(a)(b)		1,000	981,474
Palmer Square European CLO DAC, Series 2022-1X, Class E, (3 mo. EURIBOR + 6.36%), 6.36%, 01/21/35(a)(c)	EUR	100	102,434
Post CLO Ltd., (Update Replacements.xls: TSFR3M + 3.20%), 3.91%, 04/20/35(a)(b)(d)	USD	1,000	997,900
Providus Clo VI DAC, Series 6X, Class E, (3 mo. EURIBOR + 6.11%), 6.11%, 05/20/34(a)(c)	EUR	100	104,257
Rad CLO 15 Ltd., Series 2021-15A, Class D, (3 mo. LIBOR US + 3.05%), 3.30%, 01/20/34(a)(b)	USD	1,000	991,696
Rad CLO 5 Ltd., Series 2019-5A, Class DR, (3 mo. LIBOR US + 3.15%), 3.41%, 07/24/32(a)(b)		1,000	997,008
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 2.99%, 01/17/31(a)(b)		250	244,022
Rockford Tower Europe CLO DAC, Series 2021-2X, Class E, (3 mo. EURIBOR + 6.22%), 6.22%, 01/24/35(a)(c)	EUR	100	100,850

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D, (3 mo. LIBOR US + 2.65%), 2.91%, 04/25/31(a)(b)	USD	700	$667,534
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 2.25%, 04/20/33(a)(b)		1,000	982,692
Sixth Street CLO XIX Ltd.(a)(b)
Series 2021-19A, Class C, (3 mo. LIBOR US + 2.00%), 2.25%, 07/20/34		500	493,344
Series 2021-19A, Class D, (3 mo. LIBOR US + 3.00%), 3.25%, 07/20/34		1,000	980,010
TCW CLO Ltd.(a)(b)
(3 mo. LIBOR US + 3.88%), 4.13%, 03/18/34		1,000	999,760
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.51%, 07/25/34		1,000	974,965
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo. LIBOR US + 3.15%), 3.39%, 07/17/31(a)(b)		500	493,182
Tikehau CLO VI DAC, (3 mo. EURIBOR + 6.32%), 6.32%, 01/15/35(a)(c)	EUR	100	103,575
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	100	154,355
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.15%, 07/20/30(a)(b)	USD	690	676,444
Whitebox CLO II Ltd., 2.46%, 10/24/34(b)		640	629,407

Total Asset-Backed Securities — 7.4% (Cost: $35,239,037)			34,512,674

		Shares

Common Stocks

Banks — 0.0%
UniCredit SpA		10,188	109,905

Construction & Engineering — 0.0%
McDermott International Ltd		2,158	1,424

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A		6,970	177,805

Electric Utilities — 0.0%
Electricite de France SA		9,063	85,067

Equity Real Estate Investment Trusts (REITs) — 0.6%
Ashford Hospitality Trust, Inc.(e)		11,334	260,783
iStar, Inc.		9,201	215,395
Park Hotels & Resorts, Inc.		110,000	2,148,300
Service Properties Trust		14,747	130,216

			2,754,694

Hotels, Restaurants & Leisure — 0.2%
International Game Technology PLC		37,000	913,160

Household Durables — 0.5%
Lennar Corp., Class A		14,000	1,136,380
Taylor Morrison Home Corp.		35,200	958,144

			2,094,524

Media — 0.2%
Sinclair Broadcast Group, Inc., Class A		33,000	924,660
Telenet Group Holding NV		1,646	53,033

			977,693

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.		41	$1,834

Specialty Retail — 0.0%
Neiman Marcus Group, Inc.		78	12,773

Total Common Stocks — 1.5% (Cost: $7,531,084)			7,128,879

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.3%
Bombardier, Inc.(b)
7.50%, 12/01/24	USD	24	24,780
7.50%, 03/15/25		3	3,015
7.13%, 06/15/26		113	110,740
7.88%, 04/15/27		154	150,784
6.00%, 02/15/28		87	81,540
Spirit AeroSystems, Inc.(b)
5.50%, 01/15/25		84	84,210
7.50%, 04/15/25		4	4,144
TransDigm, Inc.
8.00%, 12/15/25(b)		203	212,293
6.25%, 03/15/26(b)		644	661,156
6.38%, 06/15/26		25	25,226
7.50%, 03/15/27		16	16,480
4.63%, 01/15/29		75	70,123
4.88%, 05/01/29		53	49,675
Triumph Group, Inc., 8.88%, 06/01/24(b)		102	107,733

			1,601,899

Airlines — 0.9%
Air Canada, 3.88%, 08/15/26(b)		85	80,219
Air France-KLM, 3.88%, 07/01/26(c)	EUR	400	402,675
American Airlines, Inc., 11.75%, 07/15/25(b)	USD	177	206,646
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		87	87,965
5.75%, 04/20/29		199	198,258
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		670	641,756
British Airways Pass-Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)		203	203,172
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		20	21,422
Deutsche Lufthansa AG(c)
2.00%, 07/14/24	EUR	100	108,556
2.88%, 05/16/27		200	205,448
3.75%, 02/11/28		300	318,733
3.50%, 07/14/29		100	102,018
Finnair OYJ, 4.25%, 05/19/25(c)		125	122,530
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	54	54,031
International Consolidated Airlines Group SA(c)
3.75%, 03/25/29	EUR	500	496,996
Series IAG, 1.13%, 05/18/28(f)		200	190,804
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	117	121,972
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		7	6,839

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	USD	417	$431,148
Series 2020-1, Class B, 4.88%, 07/15/27		69	68,218
United Airlines, Inc.(b)
4.38%, 04/15/26		75	73,776
4.63%, 04/15/29		99	94,144

			4,237,326
Auto Components — 0.9%
Aptiv PLC, 3.10%, 12/01/51		1,663	1,322,059
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52		1,160	1,087,829
Clarios Global LP, 6.75%, 05/15/25(b)		45	46,599
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		180	185,175
8.50%, 05/15/27		584	605,900
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		63	63,157
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		50	43,473
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(b)		23	21,426
5.25%, 07/15/31(b)		32	29,590
5.63%, 04/30/33		54	49,680
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(c)	EUR	200	179,349
Meritor, Inc., 4.50%, 12/15/28(b)	USD	13	13,033
Tenneco, Inc., 7.88%, 01/15/29(b)		10	10,538
Titan International, Inc., 7.00%, 04/30/28		11	11,035
ZF Finance GmbH(c)
2.00%, 05/06/27	EUR	100	99,515
2.25%, 05/03/28		300	294,913

			4,063,271
Automobiles — 0.7%
Advance Auto Parts Co., 3.50%, 03/15/32	USD	670	642,836
Allison Transmission, Inc., 5.88%, 06/01/29(b)		17	17,331
Asbury Automotive Group, Inc.
4.50%, 03/01/28		12	11,527
4.75%, 03/01/30		15	14,156
5.00%, 02/15/32(b)		28	26,027
Carvana Co.(b)
5.50%, 04/15/27		57	50,873
4.88%, 09/01/29		40	33,033
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	600	719,223
Ford Motor Co., 4.75%, 01/15/43	USD	16	14,532
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26(c)	EUR	200	212,982
6.88%, 11/15/26(c)		100	113,667
5.88%, 01/15/28(b)	USD	200	183,615
4.50%, 07/15/28(c)	EUR	100	99,915
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	24	22,560
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		52	49,113
Lithia Motors, Inc., 3.88%, 06/01/29(b)		23	21,741
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		44	38,940
Mclaren Finance PLC, 7.50%, 08/01/26(b)		200	196,350
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		350	346,974
Sonic Automotive, Inc., 4.63%, 11/15/29(b)		12	10,800
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		250	235,625
Wabash National Corp., 4.50%, 10/15/28(b)		90	81,000

			3,142,820

Security		Par (000)	Value

Banks — 2.0%
Ahli United Sukuk Ltd., (5 year CMT + 3.01%), 3.88%(a)(c)(e)	USD	200	$190,000
Axis Bank Ltd., (5 year CMT + 3.32%), 4.10%, 12/31/49(a)(c)(e)		200	185,500
Banca Monte dei Paschi di Siena SpA, 1.88%, 01/09/26(c)	EUR	200	200,231
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(c)		1,000	1,035,602
Banco de Sabadell SA(a)(c)
(5 year EUR Swap + 2.95%), 2.50%, 04/15/31		400	413,516
(Update Replacements.xls: EUSA3 + 2.20%), 2.63%, 03/24/26		100	110,595
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	200	186,475
(5 year CMT + 4.73%), 5.00%(e)		231	225,629
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		200	190,022
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(c)(e)		400	400,000
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(c)(e)		500	496,250
Burgan Bank SAK, (5 year CMT + 2.23%), 2.75%, 12/15/31(a)(c)		200	173,975
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(c)(e)	EUR	600	680,237
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(c)(e)	USD	300	277,500
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 0.75%(a)(e)		250	203,365
Intesa Sanpaolo SpA 6.38%, 12/31/99	EUR	200	225,952
(1 year CMT + 2.75%), 4.95%, 06/01/42(a)(b)	USD	555	474,830
(5 year EUR Swap + 5.85%), 5.50%(a)(c)(e)	EUR	1,000	1,095,187
(5 year EUR Swap + 6.07%), 5.88%(a)(c)(e)		400	455,775
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(c)	USD	200	187,663
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(c)(e)		200	200,413
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(c)(e)		200	187,250
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(c)(e)		200	181,500
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(e)		200	198,163
Wells Fargo & Co., (SOFR + 1.51%), 3.53%, 03/24/28(a)		1,200	1,197,590

			9,373,220
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		175	213,373
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)		200	182,875
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(h)		200	180,230
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)		200	184,875
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24(c)	EUR	200	219,156
5.50%, 04/15/24(b)	USD	105	104,583

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Trivium Packaging Finance BV(b)
5.50%, 08/15/26	USD	200	$199,176
8.50%, 08/15/27		354	352,230

			1,636,498
Biotechnology — 0.7%
Cidron Aida Finco Sarl(c)
5.00%, 04/01/28	EUR	569	589,435
6.25%, 04/01/28	GBP	133	162,922
Grifols Escrow Issuer SA, 3.88%, 10/15/28(c)	EUR	200	210,055
Intercept Pharmaceuticals, Inc., 3.50%, 02/15/26(b)(f)	USD	2,000	2,152,054

			3,114,466
Building Materials — 0.2%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		66	61,251
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		80	68,211
HT Troplast GmbH, 9.25%, 07/15/25(c)	EUR	192	211,873
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	45	43,262
9.75%, 07/15/28		19	19,166
PCF GmbH, 4.75%, 04/15/26(c)	EUR	300	318,305
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	USD	101	99,612
Standard Industries, Inc., 4.38%, 07/15/30(b)		32	29,311
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		34	33,575
Victors Merger Corp., 6.38%, 05/15/29(b)		30	24,558

			909,124
Building Products — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		37	37,053
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		41	36,900
GYP Holdings III Corp., 4.63%, 05/01/29(b)		40	37,040
LBM Acquisition LLC, 6.25%, 01/15/29(b)		100	93,666
Lowe’s Cos., Inc., 4.45%, 04/01/62		910	946,935
Patrick Industries, Inc., 4.75%, 05/01/29(b)		11	9,460
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26(b)		78	79,310
SRS Distribution, Inc.(b)
4.63%, 07/01/28		76	72,596
6.13%, 07/01/29		124	114,390
6.00%, 12/01/29		124	114,700
White Cap Buyer LLC, 6.88%, 10/15/28(b)		100	94,759
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(g)		45	44,213

			1,681,022
Capital Markets — 1.4%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(b)		16	15,374
Blackstone Private Credit Fund, 4.70%, 03/24/25		3,238	3,285,263
Cerah Capital Ltd., 0.00%, 08/08/24(c)(f)(i)		200	205,098
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		47	44,180
Deutsche Bank AG, 4.00%, 06/24/32	EUR	300	332,220
Dua Capital Ltd., 2.78%, 05/11/31(c)	USD	200	180,080
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	108,876
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/27(c)		200	196,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		63	64,260
5.25%, 05/15/27		135	132,492
Kane Bidco Ltd., 6.50%, 02/15/27(c)	GBP	311	397,367
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(c)	USD	250	231,905

Security		Par (000)	Value

Capital Markets (continued)
NFP Corp.(b)
4.88%, 08/15/28	USD	77	$73,535
6.88%, 08/15/28		292	278,860
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(c)		200	184,000
Sherwood Financing PLC(c)
4.50%, 11/15/26	EUR	547	577,081
6.00%, 11/15/26	GBP	235	291,729

			6,598,320
Chemicals — 0.8%
Chemours Co.
4.00%, 05/15/26	EUR	400	425,021
5.75%, 11/15/28(b)	USD	20	19,432
Diamond (BC) B.V., 4.63%, 10/01/29(b)		110	98,725
Element Solutions, Inc., 3.88%, 09/01/28(b)		123	114,851
EverArc Escrow Sarl, 5.00%, 10/30/29(b)		96	87,720
HB Fuller Co., 4.25%, 10/15/28		17	15,915
Herens Midco Sarl, 5.25%, 05/15/29(c)	EUR	800	755,613
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	93	94,163
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		41	39,770
LG Chem Ltd.(c)
3.63%, 04/15/29		200	200,537
2.38%, 07/07/31		210	187,933
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		20	18,607
Lune Holdings Sarl, 5.63%, 11/15/28(c)	EUR	250	247,210
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	33	31,433
Monitchem HoldCo 2 SA, 9.50%, 09/15/26(c)	EUR	100	112,976
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(c)		200	216,825
Nobian Finance BV, 3.63%, 07/15/26(c)		100	100,428
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28(c)		300	301,561
PMHC II, Inc., 9.00%, 02/15/30(b)	USD	11	9,680
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(b)		26	23,339
SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, 11/01/26(c)	EUR	256	271,164
WR Grace Holdings LLC, 5.63%, 08/15/29(b)	USD	331	309,518

			3,682,421
Commercial Services & Supplies — 0.7%
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		16	14,821
APX Group, Inc.(b)
6.75%, 02/15/27		91	93,020
5.75%, 07/15/29		71	64,775
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		23	22,660
Avis Budget Finance PLC, BRTLS64W5, 4.75%, 01/30/26(c)	EUR	100	110,879
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(c)		300	317,586
EC Finance PLC, 3.00%, 10/15/26(c)		245	265,631
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	16	15,880
9.75%, 08/01/27		8	8,358
5.50%, 05/01/28		58	52,731
Hertz Corp.(b)
4.63%, 12/01/26		22	20,544
5.00%, 12/01/29		36	32,580
House of Finance NV, 4.38%, 07/15/26(c)	EUR	700	757,001
Inter Media & Communication SpA, 6.75%, 02/09/27(c)		123	132,509
Loxam SAS(c)
3.75%, 07/15/26		100	109,186

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Loxam SAS(c) (continued)
4.50%, 02/15/27	EUR	251	$274,934
5.75%, 07/15/27		100	107,859
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	38	35,760
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		57	56,003
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)		39	37,635
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		10	10,202
6.25%, 01/15/28		94	91,988
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	193,500
Verisure Midholding AB, 5.25%, 02/15/29(c)	EUR	345	351,621

			3,177,663
Communications Equipment(b) — 0.1%
Avaya, Inc., 6.13%, 09/15/28	USD	317	312,616
Ciena Corp., 4.00%, 01/31/30		19	18,287
CommScope Technologies LLC, 6.00%, 06/15/25(h)		31	29,360
CommScope, Inc.
6.00%, 03/01/26		23	23,267
8.25%, 03/01/27		52	50,570
7.13%, 07/01/28		88	79,497
4.75%, 09/01/29		84	77,365
ViaSat, Inc.
5.63%, 09/15/25		42	41,020
6.50%, 07/15/28		41	39,360

			671,342
Construction Materials(b) — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		20	18,844
IAA, Inc., 5.50%, 06/15/27		34	34,085
Thor Industries, Inc., 4.00%, 10/15/29		30	26,337
Williams Scotsman International, Inc., 4.63%, 08/15/28		46	44,850
Winnebago Industries, Inc., 6.25%, 07/15/28		27	27,304

			151,420
Consumer Discretionary — 1.2%
APi Escrow Corp., 4.75%, 10/15/29(b)		18	16,718
APi Group DE, Inc., 4.13%, 07/15/29(b)		24	22,118
Carnival Corp.
10.13%, 02/01/26(c)	EUR	400	493,786
10.50%, 02/01/26(b)	USD	82	91,177
7.63%, 03/01/26(c)	EUR	202	228,602
5.75%, 03/01/27(b)	USD	157	149,725
9.88%, 08/01/27(b)		64	70,740
4.00%, 08/01/28(b)		169	157,170
6.00%, 05/01/29(b)		463	436,303
CoreLogic, Inc., 4.50%, 05/01/28(b)		98	92,394
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		25	24,000
Life Time, Inc.(b)
5.75%, 01/15/26		51	50,948
8.00%, 04/15/26		900	898,564
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		31	31,078
NCL Corp. Ltd.(b)
5.88%, 03/15/26		51	48,458
7.75%, 02/15/29		1,139	1,146,905
NCL Finance Ltd., 6.13%, 03/15/28(b)		60	55,641
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28		69	69,497

Security		Par (000)	Value

Consumer Discretionary (continued)
Nielsen Finance LLC/Nielsen Finance Co.(b) (continued)
5.88%, 10/01/30	USD	165	$165,413
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		25	26,602
9.13%, 06/15/23		33	34,361
11.50%, 06/01/25		27	29,669
5.50%, 08/31/26		53	51,505
5.38%, 07/15/27		56	53,804
5.50%, 04/01/28		64	61,012
Viking Cruises Ltd., 7.00%, 02/15/29(b)		1,000	920,000
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		42	38,336

			5,464,526
Consumer Finance — 0.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(e)		440	400,972
Encore Capital Group, Inc.(c)
4.88%, 10/15/25	EUR	200	222,356
4.25%, 06/01/28	GBP	100	120,856
Global Payments, Inc., 2.90%, 05/15/30	USD	265	244,580
HealthEquity, Inc., 4.50%, 10/01/29(b)		68	64,430
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		46	44,096
Muthoot Finance Ltd., 4.40%, 09/02/23(c)		200	199,500
Navient Corp., 5.50%, 03/15/29		48	44,700
Nexi SpA, 0.00%, 02/24/28(c)(f)(i)	EUR	200	180,846
OneMain Finance Corp.
6.88%, 03/15/25	USD	29	30,494
6.63%, 01/15/28		35	36,662
5.38%, 11/15/29		12	11,659
4.00%, 09/15/30(h)		18	15,885
S&P Global, Inc.
3.70%, 03/01/52		150	152,088
2.30%, 08/15/60		99	74,851
Sabre Global, Inc.(b)
9.25%, 04/15/25		69	76,496
7.38%, 09/01/25		27	28,194
Verscend Escrow Corp., 9.75%, 08/15/26(b)		618	642,720

			2,591,385
Containers & Packaging — 0.2%
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		24	24,720
iQIYI, Inc., 4.00%, 12/15/26(f)		1,022	707,618
Kleopatra Finco Sarl, 4.25%, 03/01/26(c)	EUR	200	195,253
LABL, Inc., 5.88%, 11/01/28(b)	USD	48	45,000

			972,591
Diversified Consumer Services — 0.5%
2U, Inc., 2.25%, 05/01/25(f)		116	97,440
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26(b)		448	453,300
9.75%, 07/15/27(b)		473	488,902
3.63%, 06/01/28(c)	EUR	100	100,945
4.88%, 06/01/28(c)	GBP	300	359,591
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	USD	200	188,980
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		70	66,764
4.88%, 07/01/29(h)		120	112,897

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Garda World Security Corp., 9.50%, 11/01/27(b)	USD	72	$73,800
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	515	592,508

			2,535,127
Diversified Financial Services — 2.2%
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(e)	USD	550	517,720
Barclays PLC, (5 year UK Government Bond + 6.02%), 6.38%(a)(c)(e)	GBP	200	271,009
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	USD	13	11,603
Central Garden & Pet Co.
4.13%, 10/15/30		25	22,562
4.13%, 04/30/31(b)		35	31,500
CITIC Ltd., 3.88%, 02/28/27(c)		200	201,100
Citigroup, Inc.(a)(e)
Series V, (SOFR + 3.23%), 4.70%		261	249,907
Series W, (5 year CMT + 3.60%), 4.00%		325	312,000
Clydesdale Acquisition Holdings, Inc.(h)
6.63%, 04/15/29		71	71,799
8.75%, 04/15/30		57	53,651
CMHI Finance BVI Co. Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 6.35%), 3.50%(a)(c)(e)		200	199,975
Credit Suisse Group AG, (SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		250	225,474
Deutsche Bank AG, (5 year EUR Swap + 4.55%), 4.50%(a)(c)(e)	EUR	600	613,963
doValue SpA, 3.38%, 07/31/26(c)		428	454,555
Garfunkelux Holdco 3 SA(c)
6.75%, 11/01/25		600	660,604
7.75%, 11/01/25	GBP	400	521,519
Global Aircraft Leasing Co. Ltd.(b)(g) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	34	30,640
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		49	44,518
Goldman Sachs Group, Inc., (SOFR + 1.85%), 3.62%, 03/15/28(a)		1,435	1,432,991
HSBC Holdings PLC, (SOFR + 2.53%), 4.76%, 03/29/33(a)		960	986,571
HSE Finance Sarl, 5.63%, 10/15/26(c)	EUR	300	314,036
Intrum AB, 3.00%, 09/15/27(c)		500	508,073
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(b)	USD	24	22,635
Lloyds Banking Group PLC, (5 year USD Swap + 4.76%), 7.50%(a)(e)		600	629,982
Manappuram Finance Ltd., 5.90%, 01/13/23(c)		200	199,750
OWL Rock Core Income Corp., 5.50%, 03/21/25		30	29,924
Power Finance Corp. Ltd., 6.15%, 12/06/28(c)		200	219,912
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(c)		400	400,000
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		22	20,696
5.50%, 07/15/30		13	12,480
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(e)		820	740,050
UniCredit SpA, (5 year EUR Swap + 4.93%), 5.38%(a)(c)(e)	EUR	400	434,756
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(b)	USD	24	22,581

			10,468,536
Diversified Telecommunication Services — 0.9%
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		146	134,524

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Iliad SA, 1.50%, 10/14/24	EUR	100	$107,295
Level 3 Financing, Inc.(b)
4.25%, 07/01/28	USD	6	5,508
3.63%, 01/15/29		38	33,250
Lumen Technologies, Inc.
5.13%, 12/15/26(b)		144	137,160
4.00%, 02/15/27(b)		23	21,421
4.50%, 01/15/29(b)		10	8,600
5.38%, 06/15/29(b)		88	78,375
Series P, 7.60%, 09/15/39		10	9,604
Series U, 7.65%, 03/15/42		53	51,145
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	200	208,805
3.13%, 09/19/25		400	415,091
2.88%, 01/06/27		100	98,456
5.00%, 04/15/28		300	315,178
4.63%, 07/06/28	USD	250	223,250
3.38%, 07/06/29	EUR	100	93,202
4.00%, 09/19/29		100	96,651
(5 year USD ICE Swap + 4.23%), 6.00%(a)(e)	USD	200	190,950
Sprint Capital Corp.
6.88%, 11/15/28		27	31,285
8.75%, 03/15/32		79	106,413
Switch Ltd., 4.13%, 06/15/29(b)		103	101,326
Telecom Italia Capital SA
6.38%, 11/15/33		13	12,424
7.72%, 06/04/38		2	2,040
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	126,879
Telecom Italia SpA(c)
2.88%, 01/28/26		400	425,278
3.63%, 05/25/26		200	220,420
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	USD	30	27,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		47	44,357
Verizon Communications, Inc.
2.88%, 11/20/50		150	125,328
3.70%, 03/22/61		247	228,790
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		295	271,468
6.13%, 03/01/28		416	372,320

			4,323,793
Electric Utilities — 0.5%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)		200	180,743
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(e)		355	343,306
Edison International, (5 year CMT + 4.70%), 5.38%(a)(e)		350	337,662
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(h)		200	200,000
NextEra Energy Capital Holdings, Inc., (5 year CMT + 2.55%), 3.80%, 03/15/82(a)		490	451,237
Pacific Gas and Electric Co., 4.20%, 06/01/41		310	269,386
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.38%, 01/25/29(c)		300	322,158
PG&E Corp., 5.25%, 07/01/30		40	38,796

			2,143,288
Electrical Equipment — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		56	56,052

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment (continued)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	USD	29	$26,968
Pearl Holding II Ltd., (6.00% PIK), 6.00%(c)(e)(g)		95	3,047
Pearl Holding III Ltd., 9.00%, 10/22/25(c)		76	27,170

			113,237
Electronic Equipment, Instruments & Components(b) — 0.1%
Energizer Holdings, Inc., 4.75%, 06/15/28		52	47,230
Imola Merger Corp., 4.75%, 05/15/29		108	104,000
Vertiv Group Corp., 4.13%, 11/15/28		113	103,125

			254,355
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		45	45,505
6.25%, 04/01/28		81	79,833
CGG SA, 7.75%, 04/01/27(c)	EUR	403	449,601
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	USD	3	3,027
6.88%, 09/01/27		397	398,524
Vallourec SA, 8.50%, 06/30/26(c)	EUR	72	81,474
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	2	2,067
8.63%, 04/30/30		39	39,599

			1,099,630
Entertainment — 0.3%
iQIYI, Inc., 2.00%, 04/01/25(f)		1,951	1,541,290

Environmental, Maintenance & Security Service — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29(b)		33	31,505
5.00%, 09/01/30		30	28,425
GFL Environmental, Inc.(b)
5.13%, 12/15/26		193	194,640
4.75%, 06/15/29		48	45,660
4.38%, 08/15/29		69	63,739
Tervita Corp., 11.00%, 12/01/25(b)		18	20,388
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		123	116,245

			500,602
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.
3.10%, 06/15/50		743	600,383
2.95%, 01/15/51		859	675,006
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		31	28,933
Crown Castle International Corp., 3.30%, 07/01/30		105	100,414
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		29	27,339
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		28	26,600
Iron Mountain, Inc.(b)
5.25%, 07/15/30		65	63,700
5.63%, 07/15/32		40	39,411
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(c)		200	198,000
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		89	85,644
4.50%, 02/15/29(b)		15	14,100
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		17	15,723

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust
4.35%, 10/01/24	USD	8	$7,700
7.50%, 09/15/25		43	45,109
5.50%, 12/15/27		22	21,219

			1,949,281
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		38	37,871
4.88%, 02/15/30		72	70,110
Bellis Acquisition Co. PLC(c)
3.25%, 02/16/26	GBP	100	121,205
4.50%, 02/16/26		100	125,746
Casino Guichard Perrachon SA(c)
3.58%, 02/07/25	EUR	500	479,283
6.63%, 01/15/26		100	100,536
5.25%, 04/15/27		300	281,563
Iceland Bondco PLC, 4.38%, 05/15/28(c)	GBP	100	109,653
Kraft Heinz Foods Co.
4.88%, 10/01/49	USD	68	71,647
5.50%, 06/01/50		120	136,264
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)		28	26,158
Ocado Group PLC, 3.88%, 10/08/26(c)	GBP	379	443,087
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	60	54,675
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	500	536,381
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	8	7,697
4.63%, 04/15/30		33	29,715
4.50%, 09/15/31		29	25,694
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	122,023
U.S. Foods, Inc., 4.75%, 02/15/29(b)	USD	65	61,994
United Natural Foods, Inc., 6.75%, 10/15/28(b)		15	15,375

			2,856,677
Food Products — 0.3%
Aramark Services, Inc., 5.00%, 04/01/25(b)		133	133,255
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(c)		200	181,902
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25(b)		174	168,223
CP Foods Capital Ltd., 0.50%, 06/18/25(c)(f)		200	204,300
Knight Castle Investments Ltd., 7.99%, 01/23/21(j)(k)		300	210,000
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29(b)		57	53,438
Tereos Finance Groupe I SA, 7.50%, 10/30/25(c)	EUR	200	229,252

			1,180,370
Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	USD	17	15,938

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.(b)
4.63%, 07/15/28		88	87,032
3.88%, 11/01/29		60	56,400
Embecta Corp.
5.00%, 02/15/30(b)		18	16,978
6.75%, 02/15/30		27	27,067

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA(b)
7.38%, 06/01/25	USD	102	$105,060
7.25%, 02/01/28		246	253,380

			545,917
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		41	41,205
5.00%, 04/15/29		18	17,770
AdaptHealth LLC(b)
6.13%, 08/01/28		14	13,895
5.13%, 03/01/30		9	8,359
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		77	71,610
Akumin Escrow, Inc., 7.50%, 08/01/28(b)		9	7,155
Cano Health LLC, 6.25%, 10/01/28(b)		49	47,040
CHS/Community Health Systems, Inc.(b)
8.00%, 03/15/26		223	232,237
5.63%, 03/15/27		144	146,655
6.00%, 01/15/29		116	117,212
6.88%, 04/15/29		35	34,387
6.13%, 04/01/30		78	72,577
DaVita, Inc., 4.63%, 06/01/30(b)		3	2,801
Encompass Health Corp.
4.50%, 02/01/28		7	6,860
4.75%, 02/01/30		10	9,600
HCA, Inc., 4.63%, 03/15/52		1,355	1,365,529
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		38	39,263
4.38%, 02/15/27		39	37,678
LifePoint Health, Inc., 5.38%, 01/15/29(b)		37	34,961
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		38	35,424
ModivCare, Inc., 5.88%, 11/15/25(b)		16	16,155
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)		248	230,558
Owens & Minor, Inc., 6.63%, 04/01/30(b)		25	25,725
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		83	85,074
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		9	9,414
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		369	367,616
10.00%, 04/15/27		62	65,100
Tenet Healthcare Corp.(b)
4.88%, 01/01/26		29	29,254
6.25%, 02/01/27		116	119,085
5.13%, 11/01/27		139	139,654
4.63%, 06/15/28		17	16,681
6.13%, 10/01/28		50	50,812
4.25%, 06/01/29		29	27,804
Vizient, Inc., 6.25%, 05/15/27(b)		47	48,410

			3,573,560
Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc., 5.75%, 03/01/25(b)		416	416,000
Chrome Bidco SASU, 3.50%, 05/31/28(c)	EUR	275	290,651
Chrome Holdco SASU, 5.00%, 05/31/29(c)		200	205,209
Minerva Merger Sub, Inc., 6.50%, 02/15/30(b)	USD	94	91,192
Syneos Health, Inc., 3.63%, 01/15/29(b)		8	7,390

			1,010,442

Security		Par (000)	Value

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(b)	USD	12	$9,960

Hotels, Restaurants & Leisure — 1.5%
Accor SA(c)
0.70%, 12/07/27(f)	EUR	132	70,299
(5 year EUR Swap + 4.56%), 4.38%(a)(e)		200	222,091
Affinity Gaming, 6.88%, 12/15/27(b)	USD	26	25,285
Boyd Gaming Corp.
8.63%, 06/01/25(b)		19	19,957
4.75%, 12/01/27		35	34,825
4.75%, 06/15/31(b)		64	61,680
Boyne USA, Inc., 4.75%, 05/15/29(b)		52	49,920
Burger King France SAS, (3 mo. EURIBOR + 4.75%), 4.75%, 11/01/26(a)(c)	EUR	275	302,698
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25	USD	210	216,812
8.13%, 07/01/27		194	207,862
4.63%, 10/15/29(h)		150	140,250
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		92	93,894
CCM Merger, Inc., 6.38%, 05/01/26(b)		30	30,300
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(h)		98	98,980
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		83	85,234
6.50%, 10/01/28		10	10,175
Champion Path Holdings Ltd.(c)
4.50%, 01/27/26		200	170,000
4.85%, 01/27/28		200	159,162
Churchill Downs, Inc., 4.75%, 01/15/28(b)		120	116,400
Cirsa Finance International Sarl(c)
6.25%, 12/20/23	EUR	170	188,437
4.50%, 03/15/27		183	191,099
Codere Finance 2 Luxembourg SA, (8.00% Cash or 3.00% PIK), 11.00%, 09/30/26(c)(g)		151	177,795
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(h)
4.63%, 01/15/29	USD	72	68,220
6.75%, 01/15/30		113	103,957
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	326	353,014
Fortune Star BVI Ltd.(c)
5.95%, 10/19/25	USD	400	365,000
5.00%, 05/18/26		352	293,920
Gamma Bidco SpA, 5.13%, 07/15/25(c)	EUR	120	130,927
International Game Technology PLC, 3.50%, 06/15/26(c)		200	222,387
Marriott International, Inc., Series EE, 5.75%, 05/01/25	USD	8	8,494
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200	180,000
Midco GB SASU, (7.75% PIK), 7.75%, 11/01/27(c)(g)	EUR	350	392,685
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	46	42,406
Minor International PCL, (5 year CMT + 7.92%), 2.70%(a)(c)(e)		200	187,412
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		45	49,781
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		13	11,638
Powdr Corp., 6.00%, 08/01/25(b)		41	41,923
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		21	18,048

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) (continued)
5.88%, 09/01/31	USD	21	$17,927
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		31	29,776
Scientific Games International, Inc.(b)
8.63%, 07/01/25		40	42,050
8.25%, 03/15/26		42	43,732
7.00%, 05/15/28		40	41,460
7.25%, 11/15/29		33	34,568
Sisal SpA, 7.00%, 07/31/23(c)	EUR	69	76,073
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	122	127,337
Station Casinos LLC(b)
4.50%, 02/15/28		29	27,506
4.63%, 12/01/31		49	44,820
Stonegate Pub Co. Financing 2019 PLC(c)
8.00%, 07/13/25	GBP	640	853,599
8.25%, 07/31/25		100	133,664
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	153,412
Vail Resorts, Inc., 6.25%, 05/15/25(b)		31	32,019
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		14	13,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		36	34,830
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		41	42,544
5.13%, 10/01/29		74	69,652

			6,961,411
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		10	10,245
4.63%, 08/01/29		43	37,919
4.63%, 04/01/30		58	50,528
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		37	33,596
4.88%, 02/15/30		76	67,968
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	17,550
K Hovnanian Enterprises, Inc.(b)
10.00%, 11/15/25		12	12,690
7.75%, 02/15/26		82	84,665
Mattamy Group Corp.(b)
5.25%, 12/15/27		20	19,742
4.63%, 03/01/30		34	31,937
NCR Corp.(b)
5.75%, 09/01/27		4	4,000
5.00%, 10/01/28		21	20,107
5.13%, 04/15/29		38	36,531
6.13%, 09/01/29		36	36,090
New Home Co., Inc., 7.25%, 10/15/25(b)		12	11,602
Newell Brands, Inc., 5.75%, 04/01/46		650	679,250
Nobel Bidco BV, 3.13%, 06/15/28(c)	EUR	300	294,954
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)	USD	80	69,136
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	10,981

			1,529,491
Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27		17	16,830

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(b)
5.13%, 03/15/28	USD	95	$90,495
4.63%, 02/01/29		22	20,240
5.00%, 02/01/31		116	105,560
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		31	31,134
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	700	728,145
Greenko Dutch BV, 3.85%, 03/29/26(c)	USD	388	366,175
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		400	391,320
ReNew Power Synthetic, 6.67%, 03/12/24(c)		200	203,038
Vistra Corp., (5 year CMT + 6.93%), 8.00%(a)(b)(e)		58	58,579

			1,994,686
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		41	37,910
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
6.75%, 10/15/27		566	559,174
5.88%, 11/01/29		212	203,785
AmWINS Group, Inc., 4.88%, 06/30/29(b)		69	66,241
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(c)(e)		200	205,080
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)		11	10,258
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	800	1,032,529
Genworth Holdings, Inc., 6.50%, 06/15/34	USD	1,000	961,160
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		33	33,384
HUB International Ltd.(b)
7.00%, 05/01/26		294	297,397
5.63%, 12/01/29		7	6,685
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	109,242
Muang Thai Life Assurance PCL, (10 year CMT + 2.40%), 3.55%, 01/27/37(a)(c)	USD	200	188,058
QBE Insurance Group Ltd., (10 year USD ICE Swap Rate + 4.40%), 5.88%, 06/17/46(a)(c)		200	205,453
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		24	22,680

			3,939,036
Interactive Media & Services — 0.4%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		23	21,456
Iliad SA(c)
2.38%, 06/17/26	EUR	200	214,666
1.88%, 02/11/28		200	198,055
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	50	47,475
6.00%, 02/15/28		45	39,501
10.75%, 06/01/28		19	19,808
Twitter, Inc.(b)
3.88%, 12/15/27		8	7,770
5.00%, 03/01/30		48	47,760
United Group BV(c)
4.00%, 11/15/27	EUR	200	204,435
4.63%, 08/15/28		200	206,738
Vnet Group, Inc., 0.00%, 02/01/26(f)(i)	USD	929	739,484

			1,747,148
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.70%, 06/03/60.		1,281	1,057,928
Very Group Funding PLC, 6.50%, 08/01/26(c)	GBP	350	434,949

			1,492,877

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services — 0.1%
Baozun, Inc., 1.63%, 05/01/24(f)	USD	103	$101,980
Endurance International Group Holdings, Inc., 6.00%, 02/15/29(b)		19	16,388
Expedia Group, Inc., 2.95%, 03/15/31		165	152,765
Match Group Holdings II LLC, 3.63%, 10/01/31(b)		19	16,994
Uber Technologies, Inc.(b)
8.00%, 11/01/26		64	68,013
7.50%, 09/15/27		84	89,566
6.25%, 01/15/28		38	39,290
4.50%, 08/15/29		156	146,250

			631,246
IT Services — 0.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		21	18,762
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)		65	63,469
CA Magnum Holdings, 5.38%, 10/31/26(c)		200	195,000
Centurion Bidco SpA, 5.88%, 09/30/26(c)	EUR	512	550,133
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)	USD	73	68,620
Fair Isaac Corp., 4.00%, 06/15/28(b)		35	33,884
La Financiere Atalian SASU(c)
4.00%, 05/15/24	EUR	100	99,902
5.13%, 05/15/25		300	295,223
6.63%, 05/15/25	GBP	220	266,721
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)	USD	20	17,353
Science Applications International Corp., 4.88%, 04/01/28(b)		42	41,384
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		39	39,341
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		45	41,131

			1,730,923
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40		34	39,111
5.45%, 11/01/41		65	69,193

			108,304
Machinery — 0.4%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK),
13.00%, 02/15/25(b)(g)		23	23,920
Madison IAQ LLC(b)
4.13%, 06/30/28		17	15,668
5.88%, 06/30/29		107	96,032
OT Merger Corp., 7.88%, 10/15/29(b)		21	18,165
Renk AG, 5.75%, 07/15/25(c)	EUR	200	222,456
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(c)		100	109,242
Terex Corp., 5.00%, 05/15/29(b)	USD	47	45,048
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(h)		278	276,242
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)	EUR	90	97,701
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		415	452,892
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)	USD	265	262,093

			1,619,459
Media — 3.7%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)		17	16,089
Altice Financing SA
2.25%, 01/15/25(c)	EUR	600	632,222
3.00%, 01/15/28(c)		100	97,361
4.25%, 08/15/29(c)		200	197,012

Security		Par (000)	Value

Media (continued)
Altice Financing SA (continued)
5.75%, 08/15/29(b)	USD	400	$363,634
Altice France Holding SA
8.00%, 05/15/27(c)	EUR	100	114,193
10.50%, 05/15/27(b)	USD	300	313,952
6.00%, 02/15/28(b)		200	172,500
AMC Entertainment Holdings, Inc.(b)
7.50%, 02/15/29		82	79,684
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(g)		57	51,265
AMC Networks, Inc., 4.25%, 02/15/29		26	24,263
Banijay Group SAS, 6.50%, 03/01/26(c)	EUR	200	221,076
Block Communications, Inc., 4.88%, 03/01/28(b)	USD	6	5,790
Cable One, Inc., 4.00%, 11/15/30(b)		15	13,833
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(b)		10	9,602
4.50%, 08/15/30(b)		147	137,929
4.25%, 02/01/31(b)		125	113,438
4.75%, 02/01/32(b)		45	41,906
4.50%, 05/01/32		104	95,129
4.50%, 06/01/33(b)		41	36,798
4.25%, 01/15/34(b)		156	135,485
Cengage Learning, Inc., 9.50%, 06/15/24(b)		1,000	997,500
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		200	212,627
3.70%, 04/01/51		105	86,530
5.25%, 04/01/53		1,400	1,409,442
4.40%, 12/01/61		600	522,285
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28		129	129,675
7.50%, 06/01/29(h)		222	221,524
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		153	151,346
Comcast Corp.
3.75%, 04/01/40		110	110,727
2.94%, 11/01/56(b)		54	44,578
2.99%, 11/01/63(b)		925	756,951
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		585	595,173
CSC Holdings LLC, 5.75%, 01/15/30(b)		200	178,000
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		83	81,651
DISH DBS Corp.
5.25%, 12/01/26(b)		251	239,078
5.75%, 12/01/28(b)		166	157,078
5.13%, 06/01/29		123	104,746
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		89	88,404
5.00%, 05/01/28		77	73,920
6.75%, 05/01/29		107	102,720
6.00%, 01/15/30		91	84,175
iHeartCommunications, Inc., 8.38%, 05/01/27		6	6,548
Iliad Holding SASU(b)
6.50%, 10/15/26		200	200,540
7.00%, 10/15/28		200	200,296
Intrado Corp., 8.50%, 10/15/25(b)		570	524,400
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	131	135,683
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	180	184,914

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)	USD	1,698	$1,179,833
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		80	77,100
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		6	6,024
6.50%, 05/15/27		222	236,434
4.75%, 10/15/27		39	38,025
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	446	474,885
Magallanes, Inc., 3.43%, 03/15/24(b)	USD	415	417,275
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(c)(e)		200	198,850
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		13	12,709
4.25%, 01/15/29		4	3,721
4.63%, 03/15/30		2	1,883
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		75	72,375
6.50%, 09/15/28		307	290,307
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		24	21,400
Sirius XM Radio, Inc.(b)
4.00%, 07/15/28		76	72,200
3.88%, 09/01/31		103	93,730
Stagwell Global LLC, 5.63%, 08/15/29(b)		48	45,282
Summer BC Holdco A Sarl, 9.25%, 10/31/27(c)	EUR	451	512,225
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(g)		419	461,290
Tele Columbus AG, 3.88%, 05/02/25(c)		500	512,481
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)	USD	194	197,395
Univision Communications, Inc., 6.63%, 06/01/27(b)		50	52,375
UPCB Finance VII Ltd., 3.63%, 06/15/29(c)	EUR	300	324,477
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	100	123,647
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	200	192,000
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	172,641
Walt Disney Co., 2.75%, 09/01/49.	USD	1,281	1,089,983

			17,354,219

Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(c)		200	208,250
Allegheny Technologies, Inc.
4.88%, 10/01/29		18	17,058
5.13%, 10/01/31		20	18,755
Arconic Corp., 6.13%, 02/15/28(b)		40	40,135
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		215	225,582
Carpenter Technology Corp., 7.63%, 03/15/30		28	28,669
Commercial Metals Co., 4.38%, 03/15/32		14	13,003
Constellium SE, 5.88%, 02/15/26(b)		250	250,000
ERO Copper Corp., 6.50%, 02/15/30(b)		23	22,408
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		20	21,650
JSW Steel Ltd.(c)
5.38%, 04/04/25		200	200,750
3.95%, 04/05/27		200	188,700
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		29	27,241
4.50%, 06/01/31		47	42,375
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(c)		200	203,756

Security		Par (000)	Value

Metals & Mining (continued)
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(c)	USD	1,000	$718,937
New Gold, Inc.(b)
6.38%, 05/15/25		9	8,978
7.50%, 07/15/27		100	103,750
Novelis Corp.(b)
4.75%, 01/30/30		155	150,484
3.88%, 08/15/31		154	140,858
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	105,235
Periama Holdings LLC, 5.95%, 04/19/26(c)	USD	200	202,900
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		22	20,515
U.S. Steel Corp., 6.88%, 03/01/29		75	78,000
Vedanta Resources Finance II PLC(c)
8.00%, 04/23/23		425	407,065
13.88%, 01/21/24		500	523,125
8.95%, 03/11/25		200	194,000

			4,162,179

Multiline Retail — 0.1%
Bath & Body Works, Inc., 7.60%, 07/15/37		4	4,150
Dufry One BV(c)
2.50%, 10/15/24	EUR	100	107,583
0.75%, 03/30/26(f)	CHF	200	189,508
Macy’s Retail Holdings LLC(b)
5.88%, 03/15/30	USD	7	6,906
6.13%, 03/15/32		7	6,912
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		86	88,322

			403,381

Oil, Gas & Consumable Fuels — 3.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		85	88,204
Antero Midstream Partners LP/Antero Midstream
Finance Corp.(b)
5.75%, 03/01/27		32	32,588
5.75%, 01/15/28		6	6,128
5.38%, 06/15/29		37	36,962
Antero Resources Corp.(b)
7.63%, 02/01/29		38	41,075
5.38%, 03/01/30		8	8,170
Apache Corp.
4.25%, 01/15/30		40	40,321
5.10%, 09/01/40		31	31,232
5.25%, 02/01/42		14	13,930
5.35%, 07/01/49		11	10,588
Arcosa, Inc., 4.38%, 04/15/29(b)		68	64,515
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		100	137,000
5.88%, 06/30/29		41	40,512
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		242	225,079
Buckeye Partners LP
4.13%, 03/01/25(b)		5	4,931
5.85%, 11/15/43		28	23,868
5.60%, 10/15/44		33	27,664
Callon Petroleum Co.
6.13%, 10/01/24		19	18,905
9.00%, 04/01/25(b)		118	125,080
6.38%, 07/01/26		12	11,933

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co. (continued)
8.00%, 08/01/28(b)	USD	103	$108,580
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(c)(f)	EUR	1,100	1,048,447
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	USD	41	41,209
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		5	5,163
6.75%, 04/15/29		93	98,500
Citgo Holding, Inc., 9.25%, 08/01/24(b)		2,455	2,479,550
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		54	54,337
6.38%, 06/15/26		51	51,315
Civitas Resources, Inc., 5.00%, 10/15/26(b)		16	15,860
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		49	45,887
CNX Resources Corp., 6.00%, 01/15/29(b)		16	16,160
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		25	26,650
5.88%, 07/01/29		63	64,950
Comstock Resources, Inc.(b)
7.50%, 05/15/25		9	9,135
6.75%, 03/01/29		95	98,000
5.88%, 01/15/30		88	86,706
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		110	110,513
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(b)
5.63%, 05/01/27		6	5,945
6.00%, 02/01/29		6	5,978
8.00%, 04/01/29		13	13,876
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		154	156,962
DCP Midstream Operating LP
6.75%, 09/15/37(b)		79	92,627
5.60%, 04/01/44		5	5,254
DT Midstream, Inc.(b)
4.13%, 06/15/29		71	68,075
4.38%, 06/15/31		103	98,622
Dycom Industries, Inc., 4.50%, 04/15/29(b)		22	20,735
EG Global Finance PLC, 6.25%, 10/30/25(c)	EUR	600	661,018
Energy Transfer LP
5.40%, 10/01/47	USD	150	157,040
Series G, (5 year CMT + 5.31%), 7.13%(a)(e)		159	155,025
Series H, (5 year CMT + 5.69%), 6.50%(a)(e)		106	104,177
EnLink Midstream LLC
5.63%, 01/15/28(b)		41	41,820
5.38%, 06/01/29		14	13,965
EnLink Midstream Partners LP
5.60%, 04/01/44		24	20,700
5.05%, 04/01/45		5	4,038
5.45%, 06/01/47		8	6,740
EQM Midstream Partners LP
6.00%, 07/01/25(b)		52	53,042
4.13%, 12/01/26		14	13,440
6.50%, 07/01/27(b)		40	41,782
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28		21	21,111
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		2	2,230
Gulfport Energy Corp., 8.00%, 05/17/26(b)		7	7,201
Harvest Midstream I LP, 7.50%, 09/01/28(b)		12	12,257
Hess Corp., 5.80%, 04/01/47		248	295,064

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 4.25%, 02/15/30(b)	USD	42	$39,631
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(b)		4	4,020
Hilong Holding Ltd., 9.75%, 11/18/24(c)		200	124,000
ITT Holdings LLC, 6.50%, 08/01/29(b)		61	56,347
MasTec, Inc., 4.50%, 08/15/28(b)		34	33,686
Matador Resources Co., 5.88%, 09/15/26		124	126,269
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(c)		200	202,000
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25(c)		250	250,672
MPLX LP, 4.95%, 03/14/52		1,275	1,327,376
Murphy Oil Corp., 6.38%, 12/01/42		2	1,917
Murphy Oil USA, Inc., 4.75%, 09/15/29		24	23,798
Nabors Industries Ltd.(b)
7.25%, 01/15/26		9	9,000
7.50%, 01/15/28		29	28,275
Nabors Industries, Inc., 7.38%, 05/15/27(b)		37	38,434
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		400	402,196
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		122	122,721
6.50%, 09/30/26		2,617	2,592,845
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		36	35,413
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		74	92,872
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)		132	137,520
NuStar Logistics LP
5.75%, 10/01/25		20	20,375
6.38%, 10/01/30		5	5,068
Occidental Petroleum Corp.
6.95%, 07/01/24		14	15,033
5.50%, 12/01/25		23	24,203
5.55%, 03/15/26		8	8,480
8.88%, 07/15/30		15	19,237
6.63%, 09/01/30		78	89,505
6.20%, 03/15/40		127	140,970
4.50%, 07/15/44		9	8,601
6.60%, 03/15/46		5	5,875
Oil India International Pte. Ltd., 4.00%, 04/21/27(c)		200	197,412
Parkland Corp., 5.88%, 07/15/27(b)		29	28,927
PDC Energy, Inc., 6.13%, 09/15/24		2	2,024
Pertamina Persero PT, 4.18%, 01/21/50(c)		200	184,850
Qatar Energy, 3.13%, 07/12/41(c)		200	182,500
Range Resources Corp.
4.88%, 05/15/25		8	8,097
4.75%, 02/15/30(b)		21	20,857
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		93	93,086
SM Energy Co.
10.00%, 01/15/25(b)		66	72,050
5.63%, 06/01/25		17	16,979
6.75%, 09/15/26		26	26,735
6.63%, 01/15/27		4	4,101
6.50%, 07/15/28		21	21,671
Southwestern Energy Co.
5.38%, 02/01/29		83	84,037
4.75%, 02/01/32		29	28,964
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(c)		200	173,628
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25		152	124,265
8.50%, 10/15/26(b)		1,611	1,536,137

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	USD	2	$2,038
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		6	5,977
6.00%, 12/31/30		4	3,881
6.00%, 09/01/31(h)		18	17,329
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		133	137,671
Transocean, Inc., 11.50%, 01/30/27(b)		21	21,682
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		137	133,182
4.13%, 08/15/31		122	119,700
3.88%, 11/01/33		98	93,712
Western Midstream Operating LP
4.55%, 02/01/30		12	11,940
5.45%, 04/01/44		86	87,183
5.30%, 03/01/48		58	57,420
5.50%, 08/15/48		6	5,925
5.75%, 02/01/50		89	86,775

			17,005,445

Personal Products — 0.2%
Coty, Inc.(c)
3.88%, 04/15/26	EUR	237	254,643
4.75%, 04/15/26		400	423,185
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29(b)	USD	27	25,194

			703,022

Pharmaceuticals — 1.0%
AbbVie, Inc., 4.75%, 03/15/45		250	272,157
Bausch Health Cos., Inc.(b)
6.13%, 04/15/25		82	82,718
6.13%, 02/01/27		24	24,152
5.00%, 01/30/28		50	41,179
4.88%, 06/01/28		31	29,683
5.00%, 02/15/29		62	48,298
6.25%, 02/15/29		63	51,660
5.25%, 02/15/31		3	2,335
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27(c)	EUR	100	107,583
4.38%, 01/15/28(c)		164	179,164
5.50%, 01/15/28(b)	USD	200	193,498
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)		107	93,893
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(b)		102	93,075
Gruenenthal GmbH(c)
3.63%, 11/15/26	EUR	300	328,556
4.13%, 05/15/28		100	107,583
Luye Pharma Group Ltd., 1.50%, 07/09/24(c)(f)	USD	400	398,000
Nidda BondCo GmbH, 5.00%, 09/30/25(c)	EUR	100	99,914
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(c)		1,000	1,058,039
Option Care Health, Inc., 4.38%, 10/31/29(b)		24	22,500
Organon and Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 04/30/31(b)		200	193,000
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		57	52,440
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		200	186,630
Rossini Sarl, 6.75%, 10/30/25(c)	EUR	100	113,236
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25		300	346,768

Security		Par (000)		Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV (continued)
4.50%, 03/01/25	EUR	100		$111,268
1.88%, 03/31/27(c)		100		97,163
3.75%, 05/09/27		496		516,738

				4,851,230

Real Estate Management & Development — 2.5%
Adler Group SA, 3.25%, 08/05/25(c)		300		290,623
ADLER Group SA, 2.00%, 11/23/23(c)(f)		100		94,936
Agile Group Holdings Ltd.(c)
4.85%, 08/31/22	USD	300		167,494
(5 year CMT + 11.29%), 7.88%(a)(e)		200		39,000
China Aoyuan Group Ltd.(c)(j)(k)
7.95%, 02/19/23		310		49,600
6.35%, 02/08/24		450		72,000
5.98%, 08/18/25		200		32,000
6.20%, 03/24/26		200		32,000
China Evergrande Group(j)(k)
8.25%, 03/23/22		570		74,100
11.50%, 01/22/23(c)		690		86,250
12.00%, 01/22/24(c)		250		31,250
China SCE Group Holdings Ltd.(c)
7.38%, 04/09/24		200		110,537
5.95%, 09/29/24		200		126,000
7.00%, 05/02/25		200		104,287
Citycon OYJ, (5 year EURIBOR ICE Swap Rate + 4.18%), 3.63%(a)(c)(e)	EUR	100		94,839
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	USD	35		36,575
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	300		322,692
Easy Tactic Ltd.(c)
5.88%, 02/13/23	USD	200		44,000
8.13%, 02/27/23		200		43,000
11.75%, 08/02/23		290		62,350
Elect Global Investments Ltd., (5 year CMT + 2.89%), 4.10%(a)(c)(e)		250		239,187
ESR Cayman Ltd., 1.50%, 09/30/25(c)(f)		200		193,200
Fantasia Holdings Group Co. Ltd.(c)(j)(k)
11.75%, 04/17/22		710		95,850
12.25%, 10/18/22		200		27,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(c)	EUR	700		677,610
Fuqing Investment Management Ltd., 3.25%, 06/23/25(c)	USD	200		180,350
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(c)		200		190,000
GLP Pte. Ltd., (5 year CMT + 3.74%), 4.50%(a)(c)(e)		200		177,912
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(c)		200		76,600
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(c)(e)	EUR	100		93,452
Howard Hughes Corp.(b)
5.38%, 08/01/28	USD	51		51,203
4.13%, 02/01/29		37		34,716
4.38%, 02/01/31		34		31,960
JGC Ventures Pte. Ltd.(g)
3.00%, 06/30/25(c)(j)(k)		239		124,111
(3.00% PIK), 0.00%, 06/30/25		—	(l)	137
Kaisa Group Holdings Ltd.(c)(j)(k)
11.95%, 10/22/22		200		39,000

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Kaisa Group Holdings Ltd.(c)(j)(k) (continued)
11.50%, 01/30/23	USD	300	$57,000
9.38%, 06/30/24		340	61,200
Kennedy-Wilson, Inc., 4.75%, 02/01/30		49	46,595
KWG Group Holdings Ltd.(c)
7.88%, 09/01/23		250	123,750
5.88%, 11/10/24		200	76,000
Longfor Group Holdings Ltd., 4.50%, 01/16/28(c)		200	184,000
Modern Land China Co. Ltd., 12.85%, 10/25/21(c)(j)(k)		200	36,000
New Metro Global Ltd., 5.00%, 08/08/22(c)		200	184,000
Powerlong Real Estate Holdings Ltd.(c)
7.13%, 11/08/22		250	122,500
6.95%, 07/23/23		200	78,000
6.25%, 08/10/24		200	76,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		61	57,493
5.25%, 04/15/30		24	22,080
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23(c)		250	231,250
Ronshine China Holdings Ltd.(c)
8.10%, 06/09/23		250	45,000
7.35%, 12/15/23		354	60,180
SBB Treasury OYJ, 1.13%, 11/26/29(c)	EUR	200	178,699
Shui On Development Holding Ltd., 5.50%, 03/03/25(c)	USD	400	366,000
Sinic Holdings Group Co. Ltd.(c)(j)(k)
8.50%, 01/24/22		300	6,000
10.50%, 06/18/22		200	4,000
Sinochem Offshore Capital Co. Ltd., 2.38%, 09/23/31(c)		200	172,102
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26(c)		200	144,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		14	13,580
Sunac China Holdings Ltd.(c)
6.65%, 08/03/24		200	49,000
7.00%, 07/09/25		420	102,900
Times China Holdings Ltd.(c)
6.75%, 07/08/25		400	156,000
6.20%, 03/22/26		200	74,000
Wanda Group Overseas Ltd.(c)
7.50%, 07/24/22		200	190,000
8.88%, 03/21/23		200	174,000
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/25(b)		46	38,668
WeWork Cos., Inc., 7.88%, 05/01/25(b)		4,389	3,965,330
Yango Justice International Ltd.(j)(k)
10.25%, 09/15/22		200	10,000
8.25%, 11/25/23(c)		200	10,000
7.50%, 04/15/24(c)		200	10,000
7.88%, 09/04/24(c)		200	10,000
Yanlord Land HK Co. Ltd.(c)
6.75%, 04/23/23		200	194,000
6.80%, 02/27/24		200	190,000
Yuzhou Group Holdings Co. Ltd.(c)(j)(k)
8.30%, 05/27/25		600	84,000
7.38%, 01/13/26		400	52,200
Zhenro Properties Group Ltd.
8.00%, 03/06/23		200	30,658
8.35%, 03/10/24(c)		200	22,000
7.35%, 02/05/25(c)		200	21,000

			11,875,006

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(c)	EUR	1,000	1,042,158
Danaos Corp., 8.50%, 03/01/28(b)	USD	507	542,490

Security		Par (000)	Value

Road & Rail (continued)
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)	USD	200	$187,574
Norfolk Southern Corp., 3.16%, 05/15/55		176	157,193
Seaspan Corp., 5.50%, 08/01/29(b)		357	334,241

			2,263,656

Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG(c)(f)
2.13%, 11/03/27	EUR	300	303,301
Series AMS, 0.00%, 03/05/25(i)		400	376,439
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	1,765	1,580,451
SK Hynix, Inc., 2.38%, 01/19/31(c)		200	173,080

			2,433,271

Software — 0.6%
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	300	334,613
7.13%, 10/02/25(b)	USD	25	25,914
9.13%, 03/01/26(b)		131	134,930
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(a)(c)	EUR	109	119,722
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)(h)	USD	98	94,006
Elastic NV, 4.13%, 07/15/29(b)		66	61,377
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		44	41,250
MicroStrategy, Inc.
0.00%, 02/15/27(f)(i)		123	87,868
6.13%, 06/15/28(b)		66	64,220
Oracle Corp., 3.95%, 03/25/51		630	550,756
Playtika Holding Corp., 4.25%, 03/15/29(b)		122	112,545
Skillz, Inc., 10.25%, 12/15/26(b)		1,200	1,044,000
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		230	218,202

			2,889,403

Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29(b)		32	29,120
Douglas GmbH, 6.00%, 04/08/26(c)	EUR	700	735,133
Goldstory SASU, 5.38%, 03/01/26(c)		403	445,819
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	250	258,125
Staples, Inc.(b)
7.50%, 04/15/26		190	184,510
10.75%, 04/15/27		37	32,930
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)(c)	EUR	100	109,786

			1,795,423

Technology Hardware, Storage & Peripherals — 0.0%
II-VI, Inc., 5.00%, 12/15/29(b)	USD	56	54,740

Textiles, Apparel & Luxury Goods — 0.5%
Calceus Acquisition, Inc., 9.75%, 02/12/25(d)		1,934	1,782,695
Crocs, Inc.(b)
4.25%, 03/15/29		34	30,090
4.13%, 08/15/31		39	32,955
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(c)(f)(j)(k)	EUR	300	287,444
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	USD	18	16,470
Prime Bloom Holdings Ltd., 6.95%, 07/05/22(c)(j)(k)		200	34,912
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		18	15,975

			2,200,541

Thrifts & Mortgage Finance — 0.2%
Enact Holdings, Inc., 6.50%, 08/15/25(b)		73	75,310

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Home Point Capital, Inc., 5.00%, 02/01/26(b)	USD	45	$36,869
Jerrold Finco PLC(c)
4.88%, 01/15/26	GBP	191	241,204
5.25%, 01/15/27		241	304,084
MGIC Investment Corp., 5.25%, 08/15/28	USD	32	31,613
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		28	28,493
5.13%, 12/15/30		24	22,200
5.75%, 11/15/31		18	17,167
Nationwide Building Society, (5 year UK Government Bond + 5.39%), 5.88%(a)(c)(e)	GBP	200	266,343

			1,023,283

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	USD	752	607,414
BAT Capital Corp., 4.54%, 08/15/47		100	89,239

			696,653

Transportation — 0.1%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(c)	EUR	196	210,893

Transportation Infrastructure(c) — 0.1%
Atlantia SpA, 1.88%, 02/12/28		200	209,103
Autostrade per l’Italia SpA, 1.63%, 01/25/28		100	106,096
Heathrow Finance PLC, 4.63%, 09/01/29(m)	GBP	100	119,765

			434,964

Utilities — 0.3%
ACEN Finance Ltd., 4.00%(c)(e)	USD	220	191,400
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		13	12,903
6.50%, 10/15/28		15	14,905
Huachen Energy Co. Ltd., 6.63%, 05/18/22(j)(k)		200	108,100
India Green Power Holdings, 4.00%, 02/22/27(c)		250	228,125
Minejesa Capital BV, 4.63%, 08/10/30(c)		200	190,022
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		250	223,719
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		77	75,753
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(c)	GBP	109	137,990
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	USD	40	37,800

			1,220,717

Wireless Telecommunication Services — 1.1%
Altice France SA
5.88%, 02/01/27(c)	EUR	500	565,570
4.13%, 01/15/29(c)		100	100,116
5.13%, 07/15/29(b)	USD	200	179,250
4.25%, 10/15/29(c)	EUR	147	147,373
Rogers Communications, Inc., 4.55%, 03/15/52(b)	USD	1,881	1,870,012
T-Mobile USA, Inc., 3.40%, 10/15/52(b)		925	786,657
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(b)		35	36,365
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		102	95,100
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(b)		208	200,795

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)	GBP	700	$843,921
4.75%, 07/15/31(b)	USD	200	188,500
Vodafone Group PLC, (5 year EUR Swap + 3.23%),
3.00%, 08/27/80(a)(c)	EUR	100	101,222

			5,114,881

Total Corporate Bonds — 39.8% (Cost: $205,214,099)			185,655,635

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.6%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28	USD	659	655,860
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		134	133,395
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/30/26		15	15,370
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(n)		34	33,589
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		146	143,065
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.51%, 04/06/26		271	266,100
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.00%, 04/09/26		24	20,976
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		304	300,900
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		1,025	1,015,836
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25		32	31,522
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25		192	188,792

			2,805,405

Air Freight & Logistics — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		54	53,233
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		71	111,690
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		130	128,628

			293,551

Airlines — 0.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		435	439,587
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		354	350,014

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27	USD	512	$477,429
2017 Incremental Term Loan, (6 mo. LIBOR + 2.00%), 2.84%, 12/14/23		53	52,748
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		547	567,082
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		532	525,235

			2,412,095

Auto Components — 1.2%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/08/28.		60	58,508
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		887	875,247
MetricStream, Inc., Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/28/24(d)		2,615	2,542,154
Sonny’s Enterprises, Inc., 2020 Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.22%, 08/05/26(d)		1,039	1,062,471
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		210	203,059
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24		322	319,309
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 12/02/26		5	4,843
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26.		541	523,231

			5,588,822

Automobiles(d) — 0.5%
Emerald Technology Ventures AG, 12/29/26(n)		517	485,334
Sonny’s Enterprises, Inc., 2020 Delayed Draw Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 4.28%, 08/05/26		2,929	1,659,489

			2,144,823

Banks — 1.3%
CivicPlus LLC, Term Loan, (3 mo. LIBOR + 6.00%), 6.75%, 08/24/27(d)		767	747,606
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		521	519,617
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28		258	254,524
OpenMarket Inc., Term Loan, (3 mo. LIBOR + 6.25%), 7.00%, 09/17/26(d)		4,478	4,346,640

			5,868,387

Beverages — 0.1%
Naked Juice LLC
Delayed Draw Term Loan, 01/24/29		13	12,883
Term Loan, 01/24/29(n)		428	421,883

			434,766

Building Materials — 0.0%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 3.96%, 07/31/25		5	4,874

Security		Par (000)	Value

Building Materials (continued)
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28	USD	16	$15,028
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		7	7,299

			27,201

Building Products — 0.3%
Associated Materials Inc., 2022 Term Loan B, 03/08/29(n)		85	81,989
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		411	398,994
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		162	160,093
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		61	60,626
Standard Industries Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 3.79%, 09/22/28		222	221,322
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26		361	351,476

			1,274,500

Capital Markets — 0.6%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(d)		355	351,308
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		970	963,794
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(d)		170	169,575
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27		67	66,244
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28		114	112,708
Pico Quantitative Trade Holding LLC, Term Loan, (3 mo. LIBOR + 7.25%), 8.75%, 02/07/25(d)		931	939,976

			2,603,605

Chemicals — 1.0%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		308	306,103
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		285	280,853
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 12/29/27(d)		16	15,365
Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/28/24		1	1,342
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26		225	222,467
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		75	72,434
INH Buyer, Inc., (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.01%, 06/28/28(d)		2,686	2,498,445
Lonza Group AG, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		97	94,713
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26		123	121,476
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		134	132,261

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24	USD	220	$215,713
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28		123	121,326
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 08/01/26(d)		75	72,877
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		60	59,339
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(d)		268	263,665
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 10/01/25		5	4,557
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		41	40,489

			4,523,425

Commercial Services & Supplies — 3.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		357	350,894
Aramark Services, Inc., 2021 Term Loan B, 04/06/28(n)		220	216,700
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.58%, 11/03/23		11	10,945
2018 Term Loan B7, 11/03/24(n)		219	216,935
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		149	145,876
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28		303	296,637
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.71%, 01/20/29		117	114,221
BW NHHC Holdco, Inc.
(10.00% PIK), 5.00%, 11/15/25(g)		1,312	846,243
(3 mo. LIBOR + 5.00%), 5.49%, 05/15/25		1,995	1,465,825
Clean Harbors, Inc., 2021 Incremental Term Loan B, 10/08/28(n)		219	217,525
Covanta Holding Corp.(n)
2021 Term Loan B, 11/30/28		205	203,735
2021 Term Loan C, 11/30/28		15	15,261
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		64	63,681
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25.		262	260,723
GFL Environmental, Inc., 2020 Term Loan, 05/30/25(n)		180	179,100
Intrado Corp., 2017 Term Loan, 10/10/24(n)		1,517	1,381,862
KAR Auction Services, Inc., 2019 Term Loan B6, 09/19/26(d)(n)		32	31,671
Oversight Systems, Inc., (1 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 09/23/26(d)		977	947,990
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		359	353,219
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		66	64,859
Security Services Acquisition Sub Corp., Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 02/15/24(d)		2,302	2,263,594

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Terraboost Media, Term Loan, (3 mo. LIBOR + 6.00%), 7.75%, 01/06/26(d)	USD	2,660	$2,606,300
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.76%, 06/16/26		1,968	1,626,631
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25		561	558,080
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28		205	202,354
VT Topco, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 07/31/26(d)		623	613,868

			15,254,729

Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		317	315,109

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		550	524,128
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 09/30/29(d)		91	87,815
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28		174	172,523
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28.		803	792,585
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		130	128,179

			1,705,230

Construction Materials — 1.8%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28.		664	657,511
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25		319	312,772
Kellermeyer Bergensons Services LLC(d) 2019 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/07/26		420	412,719
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 11/07/26		92	90,802
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/07/26		128	126,057
PHRG Intermediate LLC, Term Loan, (3 mo. LIBOR + 6.00%), 6.75%, 12/16/26(d)		4,500	4,443,750
PT Solutions, Term Loan, (3 mo. LIBOR + 5.75%), 6.76%, 12/17/27(d)		2,526	2,473,053
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26		20	19,303

			8,535,967

Containers & Packaging — 0.4%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		399	393,322
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		1,065	1,055,707
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.00%, 03/02/28		26	25,925
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26		185	180,699

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(d)	USD	269	$262,860
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.00%, 09/15/28		16	11,973
2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 09/17/28		110	108,512

			2,038,998

Distributors — 0.7%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27		31	30,122
Kid Distro Holdings, LLC, Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 10/01/27(d)		1,310	1,276,057
Supplyone, Inc., Term Loan, (1 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 02/01/24(d)		1,985	1,977,468
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		22	20,852
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		71	60,238

			3,364,737

Diversified Consumer Services — 3.7%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/28/24		1,232	1,178,323
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		71	70,201
Ascend Learning, LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		129	128,032
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28		130	128,248
Bright Horizons Family Solutions LLC, 2021 Term Loan B, 11/23/28(n)		266	263,188
Brook and Whittle Holding Corp., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.50%), 8.25%, 12/14/29(d)		1,505	1,466,254
Chronicle Bidco, Inc.(d)
2020 Delayed Draw Term Loan, (UNFND + 0.50%), 7.00%, 11/14/25		1,676	1,691,133
2020 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 11/14/25		1,295	1,304,489
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 07/11/25		140	138,277
Laseraway Intermediate Holdings II, LLC, Term Loan, (3 mo. LIBOR + 5.75%), 6.50%, 10/12/27(d)		2,261	2,238,333
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25		504	461,582
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26		116	111,805
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		174	172,245
Perchhq LLC, Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/15/25(d)		3,284	3,281,039
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		1,264	1,189,290

Security		Par (000)	Value

Diversified Consumer Services (continued)
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27	USD	443	$442,270
Thrasio LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.01%, 12/18/26		3,015	2,955,313
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 07/20/28		56	55,047

			17,275,069

Diversified Financial Services — 11.1%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26		656	652,329
Aerospike, Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 12/29/25(d)		1,713	1,689,726
AHF Parent Holding, Inc., (SOFR + 6.25%), 7.16%, 02/01/28		2,000	1,955,000
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(d)		18	17,664
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28		440	432,146
Amerilife Holdings LLC, Second Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 03/18/28(d)		579	570,492
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(d)		443	439,308
ARAS Corp.(d)
Delayed Draw Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/13/27		202	197,163
Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/13/27		1,910	1,866,116
Arrow Purchaser, Inc., Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 04/15/26(d)		1,140	1,228,067
Barri Financial Group LLC(d)
2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 06/30/26		250	254,053
Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/23/24		239	243,718
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26.		212	205,679
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28		241	238,978
Comet Bidco Ltd., 2018 USD Term Loan B, (6 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/30/24		2,985	2,779,035
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		14	13,697
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		163	160,154
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 5.00%, 02/07/25		267	262,214
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(d)		526	524,232
GC Waves Holdings, Inc.(d)
2021 Delayed Draw Term Loan, (UNFND + 1.00%), 4.01%, 08/13/26		2,347	1,321,177
2021 Replacing Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.26%, 08/13/26		899	906,140
Greystone Affordable Housing Initiatives LLC, (3 mo. LIBOR + 6.50%), 7.11%, 03/08/27		1,636	1,603,636
Greystone Affordable Housing LLC, (3 mo. LIBOR + 6.00%), 7.25%, 07/01/26(d)		2,800	2,783,200

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
HowlCo LLC, Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 10/23/26(d)	USD	1,103	$1,080,521
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28		36	35,868
IT Parent LLC(d)
(3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 09/30/26		316	306,251
(3 mo. LIBOR + 6.25%, 1.00% Floor), 2.30%, 10/01/26		96	92,667
(3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/01/26		2,479	2,402,100
Job and Talent USA, Inc.(d)
Delayed Draw Term Loan, (1 mo. LIBOR + 8.75%, 1.00% Floor), 9.75%, 01/27/25		500	502,500
Term Loan, (1 mo. LIBOR + 8.75%, 1.00% Floor), 9.75%, 01/27/25		1,500	1,507,500
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		213	210,069
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		19	18,846
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		45	44,249
Kroll Bond Rating Agency, Inc., Term Loan, (3 mo. LIBOR + 6.00%), 7.00%, 12/10/27(d)		3,961	3,884,934
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		359	349,896
MSM Acquisitions, Inc.(d)
Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 3.04%, 12/09/26		1,055	361,370
Revolver, (UNFND + 0.50%), 2.72%, 12/09/26		40	39,682
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/09/26		1,072	1,071,910
Oasis Financial LLC, Second Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/30/26(d)		2,000	1,966,000
Porcelain Acquisition Corp., (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 04/01/27(d)		1,082	1,091,034
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26		352	349,052
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28		64	60,919
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 7.50%), 8.00%, 04/30/29(d)		3,000	3,012,000
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25		149	142,718
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25		226	218,261
Starrez, Term Loan, (3 mo. LIBOR + 6.50%), 7.25%, 01/24/28(d)		1,769	1,731,702
Sunland Asphalt & Construction LLC(d)
Delayed Draw Term Loan, (UNFND + 1.00%), 7.00%, 01/13/26		351	346,099
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 01/13/26		1,043	1,029,291
Supplyone, Inc., (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/01/24(d)		1,259	1,246,283

Security		Par (000)	Value

Diversified Financial Services (continued)
Touchstone Acquisition, Inc., 2021 Term Loan, (3 mo. LIBOR + 6.00%), 6.75%, 12/29/28(d)	USD	4,500	$4,405,912
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		620	591,455
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27		163	160,896
Vulcan Acquisition, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 03/15/27(d)		1,306	1,311,311
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		130	127,950
Ziggo Financing Partnership, USD Term Loan I, 04/30/28(n)		223	219,515
Zilliant, Inc., Term Loan, (3 mo. LIBOR + 6.50%), 7.25%, 12/21/27(d)		1,508	1,491,742

			51,754,427

Diversified Telecommunication Services — 0.6%
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		19	17,997
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		2,237	2,200,025
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		265	262,860
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		174	170,620
Telesat Canada, Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 12/07/26		13	9,409

			2,660,911

Electric Utilities — 0.2%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27		264	260,997
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		650	633,272

			894,269

Electrical Equipment — 1.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28		266	262,124
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		46	45,136
II-VI, Inc., 2021 Bridge Term Loan B, 12/01/28(d)(n)		223	221,182
Razor Group GmbH(d)
(Fixed + 3.50%), 3.50%, 09/30/23		401	728,446
Delayed Draw Term Loan, (1 mo. LIBOR + 9.00%), 10.00%, 04/23/25		4,098	4,114,184

			5,371,072

Electronic Equipment, Instruments & Components(d) — 1.1%
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 7.25%, 12/29/27		1,482	1,437,280
ESO Solutions, Inc., (SOFR CME + 7.00%, 1.00% Floor), 8.00%, 05/03/27		3,696	3,700,015

			5,137,295

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment — 0.0%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(d)	USD	110	$109,064

Environmental, Maintenance & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27		42	41,831
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		202	200,354

			242,185

Equity Real Estate Investment Trusts (REITs) — 0.3%
Colony Display LLC, (3 mo. LIBOR + 6.50%), 7.51%, 07/01/26(d)		1,326	1,283,397

Food & Staples Retailing — 0.4%
Hearthside Food Solutions LLC, 2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		11	10,537
JP Intermediate B LLC, Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/20/25		1,755	1,487,794
U.S. Foods, Inc.
2019 Term Loan B, (3 mo. LIBOR + 2.00%), 2.51%, 09/13/26		227	221,698
2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28		124	122,511

			1,842,540

Food Products — 0.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25		42	36,283
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25		113	100,100
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.96%, 10/10/26		6	5,872
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		534	523,530
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27		540	529,553
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		171	169,784
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.71%, 02/05/26		12	11,964
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		261	258,001
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28		268	264,292

			1,899,379

Gas Utilities — 0.1%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		438	435,747

Health Care Equipment & Supplies — 0.6%
Appriss Health LLC, Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 05/06/27(d)		1,417	1,374,662
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28		218	215,226
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(d)		53	52,208

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28	USD	885	$875,679
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		399	396,877
Venga Finance SARL, 2021 USD Term Loan B, 12/04/28(n)		85	82,706

			2,997,358

Health Care Providers & Services — 1.7%
CBI-Gator Acquisition LLC(d)
Revolver, (3 mo. LIBOR + 5.75%, 1.00% Floor), 4.25%, 10/25/27		148	144,036
Term Loan, (3 mo. LIBOR + 5.75%), 6.76%, 10/25/27		2,811	2,737,870
CCRR Parent, Inc., Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 03/05/28		378	376,083
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28		310	307,294
Cirrus Holdings USA LLC, Term Loan, (UNFND + 0.50%), 7.00%, 01/29/27(d)		1,488	1,502,444
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		351	348,696
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		269	177,926
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		160	157,354
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 11/15/29		75	74,851
2021 Delayed Draw Term Loan, 4.76%, 11/15/28		14	13,913
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 11/15/28		42	41,738
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(d)		101	90,212
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		219	217,119
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		2	1,962
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/29/25(d)		1,339	1,183,194
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26		312	307,375
Tempus LLC, Additional Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 2.24%, 02/05/27(d)		541	141,946
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28		355	352,774

			8,176,787

Health Care Services — 0.6%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26		287	282,884
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		80	76,800

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services (continued)
Team Services Group, Second Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.01%, 12/18/28(d)	USD	2,265	$2,241,986
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27		192	189,602

			2,791,272
Health Care Technology — 0.5%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		332	328,234
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25		179	177,468
IQVIA, Inc., 2018 USD Term Loan B3, 06/11/25(n)		180	178,695
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		307	304,091
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/25/26		159	157,736
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 04/02/29(d)		1,241	1,228,590

			2,374,814
Hotels, Restaurants & Leisure — 1.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 11/19/26(n)		359	351,824
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26		15	14,673
Caesars Resort Collection LLC 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24		204	202,693
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		455	453,399
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		67	66,768
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24		1,186	1,112,329
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		664	659,615
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23		29	29,018
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(d)		4	4,600
IRB Holding Corp., 2020 Term Loan B, 02/05/25(n)		439	435,017
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3 mo. LIBOR + 8.25%), 9.21%, 06/23/26		1,492	1,485,019
Stars Group Holdings BV, 2018 USD Incremental Term Loan, 07/21/26(n)		180	178,789
TA/WEG Holdings LLC(d)
2021 August Delayed Draw Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 4.38%, 10/04/27		749	736,537
2021 Incremental Revolver, (UNFND + 0.50%), 4.67%, 10/04/27		54	52,853
Travelport Finance Luxembourg SARL(g)
2020 Super Priority Term Loan, (7.25% PIK), 2.51%, 02/28/25		39	160,403
2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26		254	223,112

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28	USD	65	$64,432
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28		311	306,809

			6,537,890
Household Durables — 0.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		336	302,270
HomeRenew Buyer, Inc.(d)
Delayed Draw Term Loan, (UNFND + 1.00%), 3.28%, 11/19/27		461	448,405
Term Loan, (3 mo. LIBOR + 6.50%), 7.51%, 11/19/27		2,154	2,095,609
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28		222	217,377
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		300	293,625
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		78	75,530
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		166	160,736

			3,593,552
Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28		12	11,680

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/25		13	12,886

Industrial Conglomerates — 1.2%
AVSC Holding Corp.(g)
2020 Term Loan B1, (PIK + 0.25%), 2.25%, 03/03/25		428	403,217
2020 Term Loan B3, (10.00% PIK), 5.00%, 10/15/26		31	36,075
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28		357	348,745
Reveal Brainspace, (3 mo. LIBOR + 6.00%), 6.00%, 03/10/28		500	487,500
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		25	25,051
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.76%, 07/28/28		120	111,820
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 8.00%, 08/31/29(d)		1,388	1,368,376
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27		219	217,389
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27		589	573,541
World Remit Ltd., Term Loan, (1 mo. LIBOR + 9.25%, 1.00% Floor), 10.25%, 01/27/25(d)		2,000	1,968,000

			5,539,714
Insurance — 3.5%
Alera Group Holdings, Inc.(d)
2021 Delayed Draw Term Loan, (UNFND + 1.00%), 6.07%, 10/02/28		874	828,684
2021 Term Loan, (1 mo. LIBOR + 5.50%), 6.25%, 10/02/28		3,077	3,012,069

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25	USD	288	$284,264
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		600	595,332
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		129	127,090
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		310	305,927
2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 02/12/27		41	39,931
Higginbotham Insurance Agency, Inc., (1 mo. LIBOR + 5.50%), 6.25%, 11/25/26(d)		2,483	2,495,318
Hub International Ltd.
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25		383	378,499
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		279	277,340
Integrity Marketing Acquisition LLC(d) , 08/27/25(n)		23	22,560
(3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/27/25		665	659,059
2020 3rd Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%), 6.25%, 08/27/25		1,315	1,298,312
2021 6th Amendment Delayed Draw Term Loan, (UNFND + 1.00%), 5.33%, 08/27/25		1,173	811,739
Peter C. Foy and Associates Insurance Services LLC(d)
2021 First Lien Delayed Draw Term loan, (3 mo. LIBOR + 6.00%), 6.76%, 11/01/28		595	580,481
2021 First Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.75%, 11/01/28		2,147	2,089,732
2022 1st Amendment Delayed Draw Term loan B, (SOFR + 6.00%), 6.75%, 11/01/28		1,331	1,208,917
Puppet, Inc.(d)
Delayed Draw Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/19/23		191	190,738
Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/19/23		572	572,215
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		219	217,193
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		206	204,614
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		23	23,111

			16,223,125
Interactive Media & Services — 0.4%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28		264	259,601
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27		183	179,394

Security		Par (000)	Value

Interactive Media & Services (continued)
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26	USD	751	$742,916
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		593	578,541

			1,760,452
Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		354	352,524
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.75%, 02/13/27(d)		31	30,614
Syndigo LLC, (3 mo. LIBOR + 8.00%), 8.75%, 12/15/28(d)		2,000	1,970,000

			2,353,138
Internet Software & Services — 0.1%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27		525	522,115

IT Services — 4.3%
Acquia, Inc., Term Loan, (2 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 10/31/25(d)		481	484,508
Alphasense, Inc., (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 03/08/27		160	158,400
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (6 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		45	44,438
2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		19	18,575
Astra Acquisition Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 8.87%), 9.63%, 10/22/29		4,703	4,585,833
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		263	261,227
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26		133	131,009
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28		157	155,871
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29		235	231,181
Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28		477	471,334
Edifecs, Inc.
2021 1st Amendment Term Loan, (3 mo. LIBOR + 5.50%), 6.51%, 09/21/26(d)		380	373,027
2021 2nd Amendment Term Loan, (3 mo. LIBOR + 6.00%), 7.01%, 09/21/26		1,569	1,536,461
Tranche B Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.01%, 09/21/26(d)		1,039	1,074,614
Ensono LP, 2021 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%), 0.00%, 05/28/29(d)(n)		3,000	3,030,000
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		1,011	1,008,114
Hyphen Solutions LLC(d)
2021 Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/27/26		1,504	1,481,175

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Hyphen Solutions LLC(d) (continued)
Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/27/26	USD	1,489	$1,466,447
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		83	81,107
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		326	318,974
Smarsh, Inc., 2022 Term Loan, (SOFR + 6.50%), 7.25%, 02/16/29(d)		1,524	1,494,857
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.01%, 10/09/28		1,000	1,017,500
Trans Union LLC, 2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28.		664	659,787
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(d)		24	23,522
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28		23	22,465
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/02/26		17	16,915

			20,147,341
Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28		65	63,900

Life Sciences Tools & Services — 0.5%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		335	346,951
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		614	611,096
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		332	330,218
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		83	82,519
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(d)		265	264,250
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28		658	653,089

			2,288,123
Machinery — 1.4%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26		266	263,009
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28		59	57,993
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24		98	97,627
Columbus McKinnon Corp., 2021 Term Loan B, 05/14/28(n)		130	127,617
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		348	343,117
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29		128	126,747
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, 02/28/27(n)		219	216,014
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		717	707,391

Security		Par (000)		Value

Machinery (continued)
Pueblo Mechanical and Controls, Inc.(d)
Delayed Draw Term Loan, (UNFND + 0.50%), 4.47%, 06/28/26	USD	901		$623,862
Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 06/28/26		2,124		2,093,707
Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 2.73%, 06/28/26		453		148,302
RSC Acquisition, Inc., 2020 Incremental Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.25%, 10/30/26(d)		813		804,463
SPX Flow, Inc., 03/16/29(n)		180		175,524
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		621		636,258

				6,421,631
Media — 2.1%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		340		322,256
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		7		6,596
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26		273		262,777
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		446		436,872
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 04/22/26(n)		95		84,217
Cable One, Inc., 2021 Term Loan B4, 05/03/28(n)		180		177,120
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25		—	(l)	451
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28		124		121,062
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		618		756,121
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26		—	(l)	83
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		887		878,957
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		21		20,616
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 03/24/25(n)		179		177,188
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/17/26		543		530,213
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		126		123,979
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		716		707,447
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		264		261,030
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.46%, 10/19/26		141		135,931
Sinclair Television Group Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 3.46%, 04/01/28		11		10,323
Suited Connector LLC(d)
Revolver, (UNFND + 0.50%), 4.83%, 12/01/27		360		354,856
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.01%, 12/01/27		2,270		2,235,593

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(d)	USD	345	$341,433
Trader Interactive LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 07/28/28(d)		43	41,947
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.40%, 01/31/29		133	131,061
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29		217	215,509
Voyage Digital Ltd., 03/03/29(d)(n)		133	130,340
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25		671	658,556
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28		174	172,680
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		677	658,408

			9,953,622
Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25(d)		62	66,185
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25		19	17,683
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(d)		1	491
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 1.46%, 06/30/25		5	2,524
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28		394	390,756
Medallion Midland Acquisition, LLC, 10/18/28(n)		265	261,855
Oryx Midstream Services Permian Basin LLC, Term Loan B, 09/30/28(n)		394	390,693

			1,130,187
Personal Products — 0.5%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26		83	81,999
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26		1,101	1,094,619
Supergoop LLC(d)
(1 mo. LIBOR + 5.75%), 1.43%, 12/22/27		24	23,614
(3 mo. LIBOR + 5.75%), 5.99%, 12/22/28		1,200	1,174,800

			2,375,032
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25		311	306,438
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25		85	84,290
Bausch Health Cos., Inc., 2022 Term Loan B, 01/27/27(n)		313	309,479
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(d)		261	260,852
Elanco Animal Health, Inc., Term Loan B, 08/01/27(n)		219	216,218
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28		264	263,035

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28	USD	83	$82,400
Precision Medicine Group LLC
2021 Delayed Draw Term Loan, 3.75%, 11/18/27		27	25,889
2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27		321	313,939

			1,862,540
Professional Services — 0.6%
Backoffice Associates Holdings LLC(d)
(UNFND + 0.50%), 1.44%, 04/30/26		72	72,016
Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 04/30/26		2,203	2,204,700
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(d)		66	65,340
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		602	595,207

			2,937,263
Real Estate Management & Development — 1.2%
2-10 HBW, (1 mo. LIBOR + 6.00%), 6.75%, 03/25/27(d)		2,164	2,153,009
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		446	440,482
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 08/21/25(n)		220	216,700
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.50%, 12/22/27(d)		3,000	2,937,000

			5,747,191
Road & Rail — 0.0%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25		28	25,922

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 09/19/26		11	10,712
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28		55	55,424

			66,136
Software — 7.4%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.50%, 09/19/24		17	16,723
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 6.51%, 09/19/25		71	70,074
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25		367	365,182
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		28	27,825
Bluefin Holding LLC, Term Loan, (3 mo. LIBOR + 4.25%), 4.76%, 09/04/26(d)		294	294,142
Bullhorn, Inc., 2020 Term Loan, (PRIME + 4.75%), 6.76%, 09/30/26(d)		2,198	2,181,708
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(d)		113	111,022
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		547	539,479
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		107	105,879

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28	USD	112	$110,740
Cybergrants Holdings LLC(d)
Revolver, (1 mo. LIBOR + 6.25%), 5.41%, 09/08/27		136	134,720
Term Loan, (1 mo. LIBOR + 6.50%), 7.25%, 09/08/27		2,933	2,902,896
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		323	306,669
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 02/04/28		21	20,592
Elastic Path Software, Inc., Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.51%, 01/05/26(d)		1,343	1,326,600
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		45	45,844
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		346	343,289
Foundation Software, Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 6.40%, 08/31/27(d)		1,706	1,693,900
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28		104	102,471
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28		664	656,481
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(d)		68	67,660
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%), 7.50%, 10/01/29		115	112,508
2021 Delayed Draw Term Loan, 3.50%, 10/01/28		11	10,671
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28		55	53,321
Keep Trucking, Inc., Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 10/05/24(d)		4,500	4,450,500
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		387	383,255
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		2,453	2,425,831
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		444	440,115
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		126	125,055
Persado, Inc., (1 mo. LIBOR + 7.00%), 8.80%, 02/03/27(d)		177	178,831
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(d)		76	75,240
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27		65	63,983
Pluralsight, Inc., (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 04/06/27(d)		3,309	3,232,742
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		323	319,373
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		299	297,224
Raptor Acquisition, Inc., Term Loan, (3 mo. LIBOR + 7.50%), 8.56%, 03/28/27(d)		1,662	1,664,430

Security		Par (000)	Value

Software (continued)
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28	USD	744	$735,124
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		1,034	1,035,347
Restoration Hardware, Inc., Term Loan B, 10/20/28(n)		220	215,640
Rigup, Inc., Delayed Draw Term Loan, (1 mo. LIBOR + 7.00%), 8.50%, 03/01/24(d)		1,074	1,084,134
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25		131	128,948
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		174	172,777
Syntellis Performance Solutions LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/02/27(d)		1,276	1,301,596
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28		661	656,391
Thunder Purchaser, Inc.(d)
(3 mo. LIBOR + 5.75%, 1.00% Floor), 6.76%, 06/30/28		2,769	2,672,540
(UNFND + 0.50%), 1.62%, 06/30/27		204	32,318
2021 Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.76%, 06/30/28		266	256,889
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		348	347,034
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		239	237,283
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		380	376,393
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		195	193,723

			34,703,112
Specialty Retail — 2.3%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 2.56%, 10/30/26		41	40,568
2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28		440	437,313
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26		132	129,973
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		138	136,452
Hanna Andersson LLC, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 07/02/26(d)		3,456	3,525,375
James Perse, (3 mo. LIBOR + 6.25%), 7.26%, 09/01/28(d)		4,000	4,026,501
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		400	397,177
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26		55	54,173
Medical Solutions LLC
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		45	8,300
2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28		235	232,336
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		656	653,499

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24	USD	1,045	$1,024,889
WOOF Holding, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.68%, 12/21/27		172	170,168
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.18%, 12/21/28		13	12,821

			10,849,545
Technology Hardware, Storage & Peripherals — 1.7%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26		1,975	1,926,569
Integrate.com, Inc., Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/15/27(d)		1,507	1,471,442
Lightspeed Solution LLC, (SOFR + 6.00%), 6.75%, 03/01/28(d)		378	370,488
Sellerx Opco GmbH, Term Loan, (3 mo. LIBOR + 8.00%), 8.16%, 10/22/25(d)		2,187	2,143,349
SumUp Holdings, 2021 Delayed Draw Term Loan, (UNFND + 1.00%), 4.45%, 12/20/28(d)		1,879	1,815,441

			7,727,289
Textiles, Apparel & Luxury Goods — 0.6%
Calceus Acquisition, Inc., Term Loan B, (3 mo. LIBOR + 5.50%), 6.01%, 02/12/25		170	147,435
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		228	222,056
International Textile Group, Inc., (3 mo. LIBOR + 8.50%, 1.00% Floor), 4.94%, 02/14/27		2,600	2,600,000

			2,969,491
Tobacco — 0.2%
JUUL Labs, Inc., Term Loan, (3 mo. LIBOR + 7.00%), 8.50%, 08/02/23(d)		888	877,275

Trading Companies & Distributors — 0.4%
AP Core Holdings II, LLC, High-Yield Term Loan B2, (1 mo. LIBOR + 5.50%), 6.25%, 09/01/27		1,500	1,490,625
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		158	154,931
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28		16	15,734
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		89	87,748

			1,749,038
Transportation — 0.1%
Traack Technologies, Inc., (3 mo. LIBOR + 7.50%), 8.50%, 09/15/25		500	491,250

Transportation Infrastructure — 0.2%
Geo Parent Corp., Term Loan B, (1 mo. LIBOR + 5.25%), 5.71%, 12/19/25(d)		977	967,557

Wireless Telecommunication Services — 0.7%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		53	52,154

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
MetroNet Systems Holdings LLC
2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28	USD	49	$48,810
2nd Lien Delayed Draw Term Loan, 7.75%, 06/02/29(d)		1,435	1,439,913
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.75%, 06/02/29(d)		697	699,386
2nd Lien Term Loan, (3 mo. LIBOR + 8.00%), 9.00%, 10/02/28(d)		994	1,004,734
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25		23	23,211

			3,268,208

Total Floating Rate Loan Interests — 68.1% (Cost: $318,940,361)			317,613,141

Foreign Agency Obligations

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(c)		200	197,912

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)		200	197,022

Oman — 0.1%
Oman Government International Bond, 4.75%, 06/15/26(c)		400	401,500

Pakistan — 0.2%
Pakistan Government International Bond(c)
6.00%, 04/08/26		500	390,055
7.38%, 04/08/31		200	147,022
8.88%, 04/08/51		200	138,022
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(c)		200	129,522

			804,621

Sri Lanka — 0.1%
Sri Lanka Government International Bond(c)
6.35%, 06/28/24		310	151,934
6.83%, 07/18/26		200	96,288
7.55%, 03/28/30		200	94,522
			342,744

Total Foreign Agency Obligations — 0.4% (Cost: $2,483,619)			1,943,799

		Shares

Investment Companies

Fixed Income Funds — 0.8%
Invesco Senior Loan ETF		2,104	45,804

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Fixed Income Funds (continued)
iShares JP Morgan USD Emerging Markets Bond ETF(o)(p)		18,476	$1,806,214
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		73,940	1,995,640

			3,847,658

Total Investment Companies — 0.8% (Cost: $4,317,457)			3,847,658

		Par (000)

Preferred Securities

Capital Trusts — 2.5%

Automobiles — 0.1%
Volkswagen International Finance NV, 4.38%, 12/31/49	EUR	400	440,666

Banks(a)(e) — 0.7%
AIB Group PLC, 6.25%(c)		600	686,151
Banco Bilbao Vizcaya Argentaria SA, 6.00%(c)		200	228,441
Bank of East Asia Ltd., 5.88%(c)	USD	250	249,031
CaixaBank SA, 6.38%(c)	EUR	200	229,963
ING Groep NV, 3.88%	USD	572	497,640
Kasikornbank PCL, 5.28%(c)		200	194,538
Nanyang Commercial Bank Ltd., 5.00%(c)		200	199,875
Rizal Commercial Banking Corp., 6.50%(c)		200	190,100
SVB Financial Group, Series E, 4.70%		737	657,772

			3,133,511

Chemicals — 0.1%
Solvay SA, 2.50%(a)(c)(e)	EUR	200	207,422

Diversified Financial Services(a)(e) — 1.0%
Barclays PLC, 4.38%	USD	213	187,600
Credit Agricole S.A., 4.75%(b)		1,270	1,152,436
Credit Suisse Group AG, 6.25%(c)		800	806,000
Deutsche Bank AG, 6.75%(c)(h)	EUR	200	226,228
Societe Generale SA
7.38%(c)	USD	600	611,850
7.88%(b)		200	209,000
UBS Group AG, 7.00%(b)		600	625,986
UniCredit SpA, 7.50%(c)	EUR	400	477,900
Woori Bank, 4.25%(c)	USD	200	195,225

			4,492,225

Diversified Telecommunication Services(a)(b) — 0.2%
British Telecommunications PLC
4.25%, 11/23/81		400	381,828
4.88%, 11/23/81		400	380,000

			761,828

Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(a)(c)(e)	EUR	100	51,994

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(a)(c)(e)	GBP	100	120,519

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(e)	USD	43	41,871

Insurance — 0.0%
FWD Ltd., 5.50%(a)(c)(e)		200	196,000

Security		Par (000)	Value

Internet & Direct Marketing Retail — 0.1%
Rakuten Group, Inc., 4.25%(a)(c)(e)	EUR	400	$382,430

Media — 0.0%
SES SA, 2.88%(a)(c)(e)		200	204,794

Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.25%(a)(c)(e)		100	111,034

Real Estate Management & Development(a)(c)(e) — 0.2%
Aroundtown SA, 3.38%		400	434,203
Heimstaden Bostad AB, 3.00%		125	115,792
NWD Finance BVI Ltd., 4.13%	USD	450	409,500

			959,495

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(c)(e)	EUR	100	96,411

Utilities(a)(c)(e) — 0.1%
Electricite de France SA
3.38%		200	198,849
6.00%	GBP	300	400,308

			599,157

			11,799,357

		Shares

Preferred Stocks — 1.0%

Commercial Services & Supplies(d) — 0.7%
Stubhub SRS		3,000	3,202,650
Verscend Intermediate Holding		33	37,964

			3,240,614

Equity Real Estate Investment Trusts (REITs)(e) — 0.0%
Ashford Hospitality Trust, Inc., 7.50%		4,000	87,640
Braemar Hotels & Resorts, Inc., 5.50%		4,800	87,264

			174,904

Insurance — 0.0%
Alliant Holdings, Inc.(d)		55	53,625

Interactive Media & Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $771,512)(d)(q)		7,041	1,134,358

			4,603,501

Total Preferred Securities — 3.5% (Cost: $16,822,447)			16,402,858

Rights

Electric Utilities — 0.0%
Electricite de France SA, (Expires 04/04/22)		9,063	3,369

Total Rights — 0.0% (Cost: $ — )			3,369

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC(d)		6	40,775

Consumer Discretionary — 0.0%
SellerX Germany GmbH and Co. KG, Series B(d)		19	64,543

Electrical Equipment — 0.1%
Razor Group GmbH(d)		46	531,498

27

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.0%
WorldRemit Ltd., Series D(d)	1,596	$39,708

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Expires 10/24/24)(k)	20	288

Total Warrants — 0.1% (Cost: $ — )		676,812

Total Long-Term Investments — 121.6% (Cost: $590,548,104)		567,784,825

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(o)(r)	5,516,206	5,516,206

Total Short-Term Securities — 1.2% (Cost: $5,516,206)		5,516,206

Options Purchased — 0.1% (Cost: $930,154)		467,515

Total Investments Before Options Written — 122.9% (Cost: $596,994,464)		573,768,546

Options Written — (0.0)% (Premiums Received: $(146,498))		(65,526)

Total Investments, Net of Options Written — 122.9% (Cost: $596,847,966)		573,703,020

Liabilities in Excess of Other Assets — (22.9)%		(106,947,749)

Net Assets — 100.0%		$466,755,271

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Perpetual security with no stated maturity date.
(f)	Convertible security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Rounds to less than 1,000.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,134,358, representing 0.2% of its net assets as of period end, and an original cost of $771,512.

(r)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,498,285	$—	$(4,982,079	)(a)	$—	$—	$5,516,206	5,516,206	$833	$—
iShares JP Morgan USD Emerging Markets Bond ETF	2,014,993	—	—		—	(208,779)	1,806,214	18,476	13,472	—

					$—	$(208,779)	$7,322,420		$14,305	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	7	06/21/22	$1,051	$(25,522)
2-Year U.S. Treasury Note	10	06/30/22	2,118	(26,890)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
5-Year U.S. Treasury Note	288	06/30/22	$32,992	$(911,023)
3-Month SOFR	263	03/14/23	64,159	(863,307)

				(1,826,742)

Short Contracts
10-Year U.S. Treasury Note	460	06/21/22	56,465	1,728,595
10-Year U.S. Ultra Long Treasury Note	6	06/21/22	813	41,758
U.S. Long Bond	1	06/21/22	150	4,091
Ultra U.S. Treasury Bond	4	06/21/22	708	10,513
5-Year U.S. Treasury Note	24	06/30/22	2,749	69,032

				1,853,989

				$27,247

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	255,576	EUR	230,000	Bank of America N.A.	04/13/22	$1,075
USD	22,267	EUR	20,000	State Street Bank and Trust Co.	04/13/22	136

						1,211

USD	247,241	CHF	230,000	Deutsche Bank AG	04/13/22	(1,735)
USD	220,423	EUR	200,000	Bank of America N.A.	04/13/22	(882)
USD	384,830	EUR	350,000	Bank of America N.A.	04/13/22	(2,454)
USD	187,793	EUR	170,000	Deutsche Bank AG	04/13/22	(316)
USD	198,256	EUR	180,000	Deutsche Bank AG	04/13/22	(919)
USD	186,674	EUR	170,000	JPMorgan Chase Bank N.A.	04/13/22	(1,435)
USD	52,177,345	EUR	47,600,000	JPMorgan Chase Bank N.A.	04/13/22	(493,317)
USD	22,021	EUR	20,000	Morgan Stanley & Co. International PLC	04/13/22	(110)
USD	109,748	EUR	100,000	Morgan Stanley & Co. International PLC	04/13/22	(905)
USD	780,681	EUR	710,000	State Street Bank and Trust Co.	04/13/22	(4,953)
USD	9,326,856	GBP	7,130,000	Morgan Stanley & Co. International PLC	04/13/22	(38,762)

						(545,788)

						$(544,577)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro STOXX Banks	79	04/14/22	EUR	105.00	EUR	359	$437
iShares China Large-Cap ETF	903	04/14/22	USD	40.00	USD	2,887	1,806
SPDR S&P Oil & Gas Exploration & Production ETF	835	04/14/22	USD	135.00	USD	11,235	363,225
Xtrackers Harvest CSI 300 China A-Shares Fund	2,623	04/14/22	USD	40.00	USD	8,680	10,492
iShares China Large-Cap ETF	2,601	05/20/22	USD	40.00	USD	8,315	16,907
Euro STOXX 50	21	06/17/22	EUR	4,200.00	EUR	820	5,099
Euro STOXX Banks	69	06/17/22	EUR	100.00	EUR	313	5,820

							403,786

Put
SPDR S&P 500 ETF Trust	291	04/14/22	USD	440.00	USD	13,143	63,729

							$467,515

29

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro STOXX Banks	79	04/14/22	EUR	115.00	EUR	359	$(218)
SPDR S&P Oil & Gas Exploration & Production ETF	835	04/14/22	USD	150.00	USD	11,235	(49,265)
Euro STOXX 50	21	06/17/22	EUR	4,400.00	EUR	820	(1,080)
Euro STOXX Banks	69	06/17/22	EUR	110.00	EUR	313	(1,431)

							(51,994)

Put
SPDR S&P 500 ETF Trust	291	04/14/22	USD	415.00	USD	13,143	(13,532)

							$(65,526)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V1	5.00%	Quarterly	06/20/27	B+		USD 46,700		$2,644,302	$2,178,646	$465,656

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
			Morgan Stanley & Co.
Adler Real Estate AG	5.00%	Quarterly	International PLC	12/20/26	B	EUR	560	$4,342	$11,679	$(7,337)
			Morgan Stanley & Co.
Altice France SA	5.00	Quarterly	International PLC	12/20/26	B	EUR	280	19,522	16,651	2,871
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-	EUR	240	19,620	10,012	9,608
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-	EUR	159	13,026	11,496	1,530
Ladbrokes Group Finance PLC	1.00	Quarterly	Credit Suisse International	12/20/26	BB	EUR	130	(6,964)	(8,532)	1,568
Saipem Finance International BV	5.00	Quarterly	BNP Paribas SA	06/20/27	BB	EUR	270	(11,248)	(10,467)	(781)

								$38,298	$30,839	$7,459

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$31,514,774	$2,997,900	$34,512,674
Common Stocks
Banks	—	109,905	—	109,905
Construction & Engineering	1,424	—	—	1,424
Diversified Telecommunication Services	177,805	—	—	177,805
Electric Utilities	—	85,067	—	85,067
Equity Real Estate Investment Trusts (REITs)	2,754,694	—	—	2,754,694
Hotels, Restaurants & Leisure	913,160	—	—	913,160
Household Durables	2,094,524	—	—	2,094,524
Media	924,660	53,033	—	977,693
Oil, Gas & Consumable Fuels	1,834	—	—	1,834
Specialty Retail	—	12,773	—	12,773
Corporate Bonds
Aerospace & Defense	—	1,601,899	—	1,601,899
Airlines	190,804	4,046,522	—	4,237,326
Auto Components	—	4,063,271	—	4,063,271
Automobiles	—	3,142,820	—	3,142,820
Banks	—	9,373,220	—	9,373,220
Beverages	—	1,636,498	—	1,636,498
Biotechnology	—	3,114,466	—	3,114,466
Building Materials	—	909,124	—	909,124
Building Products	—	1,681,022	—	1,681,022
Capital Markets	205,098	6,393,222	—	6,598,320
Chemicals	—	3,682,421	—	3,682,421
Commercial Services & Supplies	—	3,177,663	—	3,177,663
Communications Equipment	—	671,342	—	671,342
Construction Materials	—	151,420	—	151,420
Consumer Discretionary	—	5,464,526	—	5,464,526
Consumer Finance	180,846	2,410,539	—	2,591,385
Containers & Packaging	—	972,591	—	972,591
Diversified Consumer Services	—	2,535,127	—	2,535,127
Diversified Financial Services	—	10,468,536	—	10,468,536
Diversified Telecommunication Services	—	4,323,793	—	4,323,793
Electric Utilities	—	2,143,288	—	2,143,288
Electrical Equipment	—	113,237	—	113,237
Electronic Equipment, Instruments & Components	—	254,355	—	254,355
Energy Equipment & Services	—	1,099,630	—	1,099,630
Entertainment	—	1,541,290	—	1,541,290
Environmental, Maintenance & Security Service	—	500,602	—	500,602
Equity Real Estate Investment Trusts (REITs)	—	1,949,281	—	1,949,281
Food & Staples Retailing	—	2,856,677	—	2,856,677
Food Products	204,300	976,070	—	1,180,370
Gas Utilities	—	15,938	—	15,938
Health Care Equipment & Supplies	—	545,917	—	545,917
Health Care Providers & Services	—	3,573,560	—	3,573,560
Health Care Technology	—	1,010,442	—	1,010,442
Healthcare	—	9,960	—	9,960
Hotels, Restaurants & Leisure	70,299	6,891,112	—	6,961,411
Household Durables	—	1,529,491	—	1,529,491
Household Products	—	16,830	—	16,830
Independent Power and Renewable Electricity Producers	—	1,994,686	—	1,994,686
Insurance	—	3,939,036	—	3,939,036
Interactive Media & Services	—	1,747,148	—	1,747,148
Internet & Direct Marketing Retail	—	1,492,877	—	1,492,877
Internet Software & Services	—	631,246	—	631,246

31

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
IT Services.	$—	$1,730,923	$—	$1,730,923
Leisure Products	—	108,304	—	108,304
Machinery	—	1,619,459	—	1,619,459
Media	—	17,354,219	—	17,354,219
Metals & Mining	—	4,162,179	—	4,162,179
Multiline Retail	189,508	213,873	—	403,381
Oil, Gas & Consumable Fuels	1,048,447	15,956,998	—	17,005,445
Personal Products	—	703,022	—	703,022
Pharmaceuticals	398,000	4,453,230	—	4,851,230
Real Estate Management & Development	288,136	11,586,870	—	11,875,006
Road & Rail	—	2,263,656	—	2,263,656
Semiconductors & Semiconductor Equipment	679,740	1,753,531	—	2,433,271
Software	—	2,889,403	—	2,889,403
Specialty Retail	—	1,795,423	—	1,795,423
Technology Hardware, Storage & Peripherals	—	54,740	—	54,740
Textiles, Apparel & Luxury Goods	287,444	130,402	1,782,695	2,200,541
Thrifts & Mortgage Finance	—	1,023,283	—	1,023,283
Tobacco	—	696,653	—	696,653
Transportation	—	210,893	—	210,893
Transportation Infrastructure	—	434,964	—	434,964
Utilities	—	1,220,717	—	1,220,717
Wireless Telecommunication Services	—	5,114,881	—	5,114,881
Floating Rate Loan Interests	—	121,777,346	195,835,795	317,613,141
Foreign Agency Obligations	—	1,943,799	—	1,943,799
Investment Companies	3,847,658	—	—	3,847,658
Preferred Securities
Capital Trusts	—	11,799,357	—	11,799,357
Preferred Stocks	174,904	—	4,428,597	4,603,501
Rights	—	3,369	—	3,369
Warrants	288	—	676,524	676,812
Short-Term Securities
Money Market Funds	5,516,206	—	—	5,516,206
Options Purchased
Equity Contracts	467,515	—	—	467,515
Unfunded Floating Rate Loan Interests	—	13,412	50,233	63,645
Liabilities
Unfunded Floating Rate Loan Interests	—	(15,819)	(327,124)	(342,943)

	$20,617,294	$347,427,334	$205,444,620	$573,489,248

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$481,233	$—	$481,233
Foreign Currency Exchange Contracts	—	1,211	—	1,211
Interest Rate Contracts	1,853,989	—	—	1,853,989
Liabilities
Credit Contracts	—	(8,118)	—	(8,118)
Equity Contracts	(65,526)	—	—	(65,526)
Foreign Currency Exchange Contracts	—	(545,788)	—	(545,788)
Interest Rate Contracts	(1,826,742)	—	—	(1,826,742)

	$(38,279)	$(71,462)	$—	$(109,741)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $92,750,000 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2021	$1,000,000	$1,946,993	$176,802,757	$4,362,140	$(95,306)	$468,306	$184,484,890
Transfers into Level 3	—	—	11,314,544	—	—	—	11,314,544
Transfers out of Level 3	(1,000,000)	(3,817)	(3,628,926)	—	29	—	(4,632,714)
Accrued discounts/premiums	—	2,865	100,399	—	—	—	103,264
Net realized gain (loss)	—	—	32,919	—	—	—	32,919
Net change in unrealized appreciation (depreciation)(a)	(2,100)	(163,346)	(1,301,387)	66,457	(181,614)	208,218	(1,373,772)
Purchases	3,000,000	—	22,359,852	—	—	—	25,359,852
Sales	—	—	(9,844,363)	—	—	—	(9,844,363)

Closing balance, as of March 31, 2022	$2,997,900	$1,782,695	$195,835,795	$4,428,597	$(276,891)	$676,524	$205,444,620

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$(2,100)	$(163,346)	$(1,199,070)	$66,457	$(180,009)	$208,218	$(1,269,850)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the Global Valuation Committee) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third-party pricing information in the amount of $33,540,385. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$1,782,695	Income	Discount Rate	12%		—

Floating Rate Loan Interests	165,016,419	Income	Discount Rate	8% - 14%		10%
		Market	Recent Transactions	$98.00		—
			Revenue Multiple	4.50x		—
			Time to Exit	3.0		—
			Volatility	65%		—

Preferred Stocks	4,428,597	Income	Discount Rate	8% - 12%		9%
		Market	Revenue Multiple	3.0x - 4.05x		3.53x

Warrants	676,524	Market	Revenue Multiple	2.00x - 4.50x		4.32x
			Time to Exit	3.0 - 4.0		3.1
			Volatility	60% - 65%		64%

	$171,904,235

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

33

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Credit Strategies Fund

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	34